As filed with the Securities and Exchange Commission on July 29, 2005
                      Registration Nos. 33-24848; 811-5669


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
                       Post-Effective Amendment No. 55                       [X]

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]
                              Amendment No. 56                               [X]


                                FIFTH THIRD FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
               (Address of Principal Executive Office) (Zip Code)

                                 (800) 282-5706
              (Registrant's Telephone Number, including Area Code)


                                  Bryan C. Haft
                                    President
                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Name and Address of Agent for Service)


                                 with a copy to:
                                 Alan G. Priest
                                Ropes & Gray LLP
                                One Metro Center
                               700 12th Street NW
                                    Suite 900
                            Washington, DC 20005-3948

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):


[ ] Immediately upon filing pursuant to paragraph (b)
[X] On August 1, 2005 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On August 1, 2005 pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On November 30 pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

    Title of securities being registered: Shares of Beneficial Interest

LOGO: FIFTH THIRD FUNDS


DIVIDEND GROWTH FUND
INSTITUTIONAL SHARES


PROSPECTUS
AUGUST 1, 2005

--------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FIFTH THIRD FUNDS
DIVIDEND GROWTH FUND
INSTITUTIONAL SHARES

TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about the Fund, please see:

OBJECTIVES, STRATEGIES AND RISKS ..........................   2

SHAREHOLDER FEES AND FUND EXPENSES
Fee Table .................................................   4
Expense Example ...........................................   4


ADDITIONAL INFORMATION ABOUT THE
   FUND'S INVESTMENTS
Investment Practices ......................................   5
Investment Risks ..........................................   8

FUND MANAGEMENT

Investment Advisor ........................................  10
Portfolio Managers ........................................  10
Portfolio Holdings ........................................  10

SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares ........................  11
Abusive Trading Practices .................................  11
Purchasing and Adding To Your Shares ......................  11
Shareholder Contact Information ...........................  12
Selling Your Shares .......................................  12
Exchanging Your Shares ....................................  13
Dividends and Capital Gains ...............................  13
Taxation ..................................................  14
Additional Information about the Fund .....................  15

FINANCIAL HIGHLIGHTS ......................................  17


BACK COVER
Where to learn more about Fifth Third Funds

OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about the Fifth Third Dividend Growth Fund (the "Fund"), a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

The Fund is managed by Fifth Third Asset Management, Inc.

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

There is no guarantee that the Fund will achieve its objective.

FIFTH THIRD DIVIDEND GROWTH FUND                              SPECIALTY STRATEGY
--------------------------------------------------------------------------------
(FORMERLY KNOWN AS FIFTH THIRD SELECT STOCK FUND)

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund will be classified as a non-diversified company, which means it may hold larger positions in a smaller number of securities than a fund that is classified as a diversified company. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return. The Dividend Growth Fund will normally concentrate its investments in a group of 35 to 65 stocks.

In selecting suitable investments, the Advisor will attempt to find companies with a track record of consistent growth in earnings and dividends. The Advisor will focus on five key areas in implementing the Fund's investment strategy. First, the Advisor will employ quantitative screens to identify high-quality companies that meet market capitalization targets. The Advisor will evaluate widely-traded companies with market capitalizations greater than $2 billion - including large and some mid cap companies. Within this universe of companies, the Advisor will seek companies that are experiencing consistent earnings and dividend growth.

Second, the Advisor will rank each company based on the quality of earnings and dividends and the prospect for a continuation of earnings and dividends growth. The Advisor will employ screening tools that capture quantitative factors such as earnings and dividend quality rankings, earnings stability, and earnings and dividend growth - screening that will aid in the identification of attractive new ideas warranting further consideration.

Third, the Advisor will conduct an analysis of company fundamentals and historical valuations. The Advisor will utilize a stock selection approach that is fundamentally based and focuses on issues related to the quality of management, product development, reputation, financial progress, business models, and enterprise risks.

Fourth, the Fund's disciplined approach will continue once a stock is purchased and the Advisor will closely monitor risk factors of the portfolio and seek to control risk by adjusting sector weights and diversifying the portfolio as it deems appropriate. Finally, the Advisor will employ a consistent sell strategy. If a stock that was chosen for the portfolio no longer meets the pre-established parameters, or if another company is identified to have greater fundamental potential, the stock may be sold.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of non-diversification, equity securities, growth stocks, large cap companies and mid cap companies. Because the Fund is non-diversified, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return and the Fund also could produce lower yields and be subject to higher volatility during some periods. Equity securities may be subject to sudden and unpredictable drops in value or periods of lackluster performance.


The Fund invests in growth oriented stocks. Growth stocks are those that have a history of above average growth or that are expected to enter periods of above average growth. Growth stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Significant investment in large and mid cap companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences. Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger companies have.

FIFTH THIRD DIVIDEND GROWTH FUND
--------------------------------------------------------------------------------

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES1,2
BAR CHART:
1995                     35.40%
96                       22.44%
97                       35.43%
98                       32.94%
99                       11.64%
00                      -19.76%
01                      -21.81%
02                      -29.69%
03                       20.37%
04                        4.52%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                   Q4 1998                                   24.93%
Worst quarter:                  Q1 2001                                  -18.65%
Year to Date Return (1/1/05 to 3/31/05):                                  -5.65%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2004)1
------------------------------------------------------------------------------------------------------------------------------------
                                                                INCEPTION DATE       PAST YEAR       PAST 5 YEARS      PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES2                                                3/4/85
Return Before Taxes                                                                   4.52%           -11.11%            6.34%
   Return After Taxes on Distributions3                                               4.52%           -11.22%            4.44%
   Return After Taxes on Distributions and Sale of Fund Shares3                       2.94%            -9.06%            4.43%
------------------------------------------------------------------------------------------------------------------------------------

S&P 500 INDEX(R)*                                                                    10.87%            -2.30%           12.07%
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL 1000(R) INDEX**                                                              11.40%            -1.76%           12.16%
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL 1000(R) GROWTH INDEX**                                                        6.30%            -9.29%            9.59%
------------------------------------------------------------------------------------------------------------------------------------


1 Effective August 1, 2005, the investment strategies, policies and risks of the Fifth Third Select Stock Fund were modified and the fund was renamed the Fifth Third Dividend Growth Fund.
2 The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period from March 6, 1998 through August 10, 1998 reflects the performance for Class A shares of the Dividend Growth Fund (formerly the Select Stock Fund). On March 6, 1998, the Pinnacle Fund, a registered open-end investment company managed by Heartland Capital Management, Inc. was merged into the Select Stock Fund. For the period prior to March 6, 1998, the quoted performance of Class A shares reflects the performance of Class A shares of the Pinnacle Fund. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.
3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The Fund has changed its benchmark from the Russell 1000(R) Index to the S&P 500 Index(R), effective August 1, 2005, in order to better represent the Fund's investment policies for comparison purposes.
** The Russell 1000(R) Index is an unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, and represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. The Fund previously changed its benchmark from the Russell 1000(R) Growth Index, an unmanaged index of common stocks that measures the performance of the Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values, to the Russell 1000(R) Index, in order to better represent the Fund's investment policies for comparison purposes.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLE
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. The Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2004 or estimated amounts for the current fiscal year.


SHAREHOLDER FEES
--------------------------------------------------------------------------------

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                           None
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                None
--------------------------------------------------------------------------------

MAXIMUM DEFERRED SALES LOAD                                                None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
--------------------------------------------------------------------------------
Management fees                                                           0.80%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                                  None
--------------------------------------------------------------------------------
Other expenses                                                            0.94%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                      1.74%
--------------------------------------------------------------------------------

Fee Waiver and/or Expense Reimbursement1                                  1.01%1

--------------------------------------------------------------------------------
Net Expenses                                                              0.73%
--------------------------------------------------------------------------------

1 The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2008 to limit total annual fund operating expenses for the Fund to 0.73%. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 40 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.


EXPENSE EXAMPLE
--------------------------------------------------------------------------------

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The table illustrates the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

-----------------------------------------------------------------------------------------------------------------------
FIFTH THIRD DIVIDEND GROWTH FUND                            1 YEAR           3 YEARS          5 YEARS          10 YEARS
-----------------------------------------------------------------------------------------------------------------------
   INSTITUTIONAL SHARES                                      $ 75            $ 233             $ 641           $ 1,782
-----------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


The following policy is non-fundamental but requires a notice to shareholders at least 60 days prior to any change. For purposes of the following policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Dividend Growth Fund, under normal circumstances, invests at least 80% of its assets in equity securities.

INVESTMENT PRACTICES
--------------------------------------------------------------------------------

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Equity securities are subject mainly to market risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

INSTRUMENT                                                                                                    RISK TYPE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS (ADRS): ADRs are foreign shares of a company held                                  Market
by a U.S. bank that issues a receipt evidencing ownership.                                                    Political
                                                                                                          Foreign Investment
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity                              Pre-Payment
loans, truck and auto loans, leases, credit card receivables and other securities backed                        Market
by other types of receivables or other assets.                                                                  Credit
                                                                                                             Interest Rate
                                                                                                              Regulatory
                                                                                                               Liquidity
------------------------------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a                               Credit
commercial bank. Maturities are generally six months or less.                                                  Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the                            Market
bondholder a specified sum of money, usually at specific intervals, and to repay the                            Credit
principal amount of the loan at maturity.                                                                    Interest Rate
                                                                                                               Political
------------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.                                         Market
                                                                                                                Credit
                                                                                                              Liquidity
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by                                   Credit
corporations and other entities. Maturities generally vary from a few days to                                 Liquidity
nine months.                                                                                                    Market
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK: Shares of ownership of a company.                                                                 Market
------------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common stock.                                  Market
                                                                                                                Credit
------------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an underlying contract, index                            Management
or security, or any combination thereof, including futures, options (e.g., put and                              Market
calls), options on futures, and some mortgage-backed securities.                                                Credit
                                                                                                              Liquidity
                                                                                                               Leverage
                                                                                                            Interest Rate
------------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

INSTRUMENT                                                                                                     RISK TYPE
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE-TRADED FUNDS (ETFS): ETFs entitle a holder to receive proportionate                                     Market
quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses. Examples of ETFs include
Standard & Poor's Depositary Receipts ("SPDRs"). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500
Index(R). iShares are also ETFs and are index funds that trade like shares. Each share represents a portfolio of stocks designed to closely track one specific index.
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES: Stocks issued by foreign companies, as well as commercial paper                             Market
of foreign issuers and obligations of foreign banks, overseas branches of U.S. banks                           Political
and supranational entities.                                                                                   Liquidity
                                                                                                          Foreign Investment
------------------------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENTS: A purchase of, or contract to purchase, securities at a fixed                             Leverage
price for delivery at a future date.                                                                           Liquidity
------------------------------------------------------------------------------------------------------------------------------------
FUTURES AND RELATED OPTIONS: A contract providing for the future sale and purchase                            Management
of a specified amount of a specified security, class of securities, or an index at a                            Market
specified time in the future and at a specified price.                                                          Credit
                                                                                                              Liquidity
                                                                                                               Leverage
------------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities which may be difficult to sell at an acceptable price.                        Liquidity
                                                                                                                Market
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of investment companies. These investment                                 Market
companies may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Advisor to a Fund or any of their affiliates serves as investment advisor, administrator or distributor.
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT GRADE BONDS: Interest-bearing or discounted government or corporate                                  Market
securities that obligate the issuer to pay the bondholder a specified sum of money,                             Credit
usually at specific intervals, and to repay the principal amount of the loan at maturity.                    Interest Rate
Investment grade bonds are those rated BBB or better by S&P or Baa or better by
Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.

------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S. dollar denominated debt                                        Market
securities that have remaining maturities of one year or less. These securities may                             Credit
include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.
------------------------------------------------------------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools                          Pre-Payment
of loans. These include collateralized mortgage obligations and real estate mortgage                            Market
investment conduits.                                                                                            Credit
                                                                                                              Regulatory
                                                                                                             Interest Rate

------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS: Preferred Stocks are equity securities that generally pay dividends                           Market
at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITS): Pooled investment vehicles investing primarily                           Credit
in income producing real estate or real estate loans or interest.                                            Interest Rate
                                                                                                               Liquidity
                                                                                                              Management
                                                                                                                Market
------------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

INSTRUMENT                                                                                                     RISK TYPE
------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous                                          Market
commitment to return the security to the seller at an agreed upon price on an                                  Leverage
agreed upon date. This is treated as a loan.
------------------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933,                             Liquidity
such as privately placed commercial paper and Rule 144A securities.                                             Market
------------------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENT: The sale of a security and the simultaneous                                       Market
commitment to buy the security back at an agreed upon price on an agreed upon                                  Leverage
date. This is treated as a borrowing by a Fund.
------------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 33 1/3% of the Fund's total assets.                                    Market
In return the Fund will receive cash, other securities, and/or letters of credit.                              Leverage
                                                                                                              Liquidity
                                                                                                                Credit
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TRADING: The sale of a security soon after its purchase. A portfolio                                 Market
engaging in such trading will have higher turnover and transaction expenses.
------------------------------------------------------------------------------------------------------------------------------------

SMALL AND MICRO CAP EQUITIES: Equity securities of companies with market                                        Market
capitalization within or lower than those included in the S&P SmallCap 600                                     Liquidity
Index (whose market capitalization range is generally between $23 million                                   Smaller Company
and $2.6 billion).

------------------------------------------------------------------------------------------------------------------------------------
STOCK-INDEX OPTIONS: A security that combines features of options with securities                             Management
trading using composite stock indices.                                                                          Market
                                                                                                                Credit
                                                                                                               Liquidity
                                                                                                               Leverage
------------------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the                                    Liquidity
deposit of funds.                                                                                               Credit
                                                                                                                Market
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities                      Interest Rate
of the U.S. Government. These include Fannie Mae and Freddie Mac.                                               Credit
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded                               Interest Rate
registered interest and principal securities, and coupons under bank entry safekeeping.
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates which are reset                         Credit
daily, weekly, quarterly or some other period and which may be payable to the Fund                             Liquidity
on demand.                                                                                                      Market
------------------------------------------------------------------------------------------------------------------------------------
WARRANTS: Securities, typically issued with preferred stocks or bonds, that give the holder                     Market
the right to buy a proportionate amount of common stock at a specified price.                                   Credit
------------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS: Purchase or contract to purchase                                 Market
securities at a fixed price for delivery at a future date. Under normal market                                 Leverage
conditions, when-issued purchases and forward commitments will not exceed                                      Liquidity
25% of the value of a Fund's total assets.                                                                      Credit
------------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


INVESTMENT RISKS
--------------------------------------------------------------------------------


Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments are more susceptible to these risks than others.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

     SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on investment management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.


SMALLER COMPANY RISK. The risk associated with investment in companies with smaller market capitalizations. These investments may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price.

FUND MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------


Fifth Third Asset Management, Inc., (the "Advisor"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Fund. The Advisor is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. The Advisor provides comprehensive advisory services for institutional clients. The Advisor offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced investment professionals, advanced research resources, and disciplined investment processes, the Advisor's goal is to produce superior, long-term investment results and client satisfaction.

Subject to the supervision of the Fund's Board of Trustees, the Advisor manages the Fund's assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of over 50 professional investment analysts, portfolio managers and traders, and uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Fund.

As of June 30, 2005, Fifth Third Asset Management, Inc. had approximately $21 billion in assets under management, including approximately $12 billion of assets in the Fifth Third Funds.

The management fee, after fee waivers, paid by the Fund for the fiscal year ended July 31, 2004 was 0.80% of the average net assets of the Fund.

The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Fund. The Funds and the Advisor are seeking exemptive relief from the Securities and Exchange Commission (SEC) to permit the Advisor, subject to certain conditions, including the one-time approval of the Funds' Board of Trustees and shareholders to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and shareholders, and if the Advisor obtains this exemptive order from the SEC, the Advisor will have the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

FIFTH THIRD ASSET MANAGEMENT, INC.

Peter Kwiatkowski has been portfolio manager of the FIFTH THIRD DIVIDEND GROWTH FUND since August 2005. He is a Portfolio Manager of Income Strategies of Fifth Third Asset Management, Inc. He joined Fifth Third Bank's Treasury Group in August 2001 with responsibility for structured finance/securitizations, investments, balance sheet management, and economic analysis. He moved in May 2003 to Fifth Third Asset Management, Inc.'s Income Strategies group where he is responsible for strategic income, dividend growth, fixed income, and alternative income/quantitative strategies. He spent over two years beginning in April 1999 with Pacific Investment Management Company LLC (PIMCO) in various functions including as a Portfolio Analyst supporting the emerging markets and mortgage strategies. Mr. Kwiatkowski's previous experience includes seven years in real estate. He graduated summa cum laude from California State University at Long Beach with a B. S. in Finance, Real Estate and Law and earned the Chartered Financial Analyst designation in 2002. He is a member of the Cincinnati Society of Financial Analysts.

John B. Schmitz has been portfolio manager of the FIFTH THIRD DIVIDEND GROWTH FUND since August 2005. He is the Managing Director of Strategic Income for Fifth Third Asset Management, Inc. Mr. Schmitz earned his Chartered Financial Analyst designation in 1992 and has more than 19 years of investment experience. He is also a member of the Cincinnati Society of Financial Analysts. Mr. Schmitz graduated with a BBA in Finance & Real Estate from the University of Cincinnati.

Mr. Kwiatkowski and Mr. Schmitz are equal participants in managing the Fund's portfolio securities.


PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Fund has established policies and procedures with respect to the disclosure of the Fund's portfolio holdings. A description of the policy and procedures is provided in the Statement of Additional Information. The Fund will publicly disclose its portfolio holdings, as reported on a week-end basis, by posting this information on the Trust's website (www.fifththirdfunds.com). The schedules will consist of the following information about each security (other than cash positions) held by the Fund as of the relevant week-end: CUSIP number, the name of the issuer, number of shares or aggregate par value held, and the traded market value. This information will be posted on the Tuesday following the relevant week's end, and will remain accessible on the website until the next week's information is posted.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING FUND SHARES

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Fund is determined by using market prices, where available, and fair market value. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. There is no guarantee that the value determined for a particular security would be the value realized upon sale of the security. The Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. The Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Fund will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

ADDITIONAL INFORMATION ABOUT PRICING FUND SHARES

Shares of the Fund are sold through financial intermediaries who have entered into sales agreements with Fifth Third Funds Distributor, Inc., the Fund's Distributor. These financial intermediaries may be authorized to designate other intermediaries to act in this capacity. Orders received prior to the close of the New York Stock Exchange by a financial intermediary that has been authorized to accept orders on the Trust's behalf will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the New York Stock Exchange to the Trust after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Fund discourages excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Fund may reject purchases or exchanges or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund monitors for excessive short-term or other abusive trading practices, there can be no guarantee that the Fund will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

The Trustees have approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fund Shares. First, when a market quotation is not readily available for a security, the Fund is exposed to the risk that investors may purchase or redeem shares at a net asset value that does not appropriately reflect the value of the underlying securities. The Fund seeks to deter and prevent this activity, sometimes referred to as "stale price arbitrage," by the appropriate use of "fair value" pricing of the Fund's portfolio securities. Second, the Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Personnel responsible for detecting short-term trading activity (the "Trading Monitor") in the Fund's shares is responsible for (i) rejecting any purchase or exchange, or (ii) terminating purchase or exchange privileges if, in the judgment of the Trading Monitor, the transaction would adversely affect the Fund or its shareholders. The Fund recognizes that the Trading Monitor will not always be able to detect or prevent short-term or other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund, its transfer agent, or other servicing agent. All orders must be received by the Fund or its transfer agent prior to 4:00 p.m. Eastern Time in order to receive that day's NAV.

Institutional shares may only be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Fund to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with such entity. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Fund may be held in an omnibus account in the name of that institution.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

SHAREHOLDER CONTACT INFORMATION


For account holders through Fifth Third Bank or its affiliates, please contact your investment officer at your local Fifth Third Bank. For institutional account holders at other financial institutions (non-Fifth Third Bank), please contact your investment representative at your financial institution or call 1-800-282-5706.


The entity through which you are purchasing your shares is responsible for transmitting the order to the Fund and it may have an earlier cut-off time and different trading and exchanging policies. Consult that entity for specific information. Some policy differences may include:

o minimum investment requirements
o exchange policies
o cutoff time for investments
o redemption fees

If your purchase order has been received by the Fund prior to the time designated by the Fund for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

The minimum initial investment in Institutional shares of the Fund is $1,000. An Institutional shareholder's minimum investment cannot be calculated by combining all accounts she/he maintains with Fifth Third Funds -- rather, the shareholder must meet the minimum amount for each fund in which she/he wishes to invest. Subsequent investments must be in amounts of at least $50.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Fund reserves the right to reject cash, third-party checks, starter checks, traveler's checks and credit card convenience checks. All checks should be made payable to the Fifth Third Funds.

The Fund may reject a purchase order for any reason. The Fund reserves the right to waive the minimum investment.

For details, contact the Trust toll free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to:
Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

AVOID WITHHOLDING TAX

The Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold, you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Fund prior to the time designated by the Fund for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to:
Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits the Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of the Fund's net asset value if that amount is less than $250,000), the Fund reserves the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Institutional shares for Institutional shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

INSTRUCTIONS FOR EXCHANGING SHARES

To exchange your shares, call the institution through which you purchased your shares for exchange procedures or call 1-800-282-5706.

NOTES ON EXCHANGES

In order to prevent excessive short-term or other abusive trading practices, the Fund may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The exchange privilege may be changed or eliminated at any time.

The exchange privilege is available only in states where shares of the Fund may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Fund.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


Dividends, if any, are declared and paid quarterly by the Fifth Third Dividend Growth Fund.

Capital gains, if any, are distributed at least annually.

As discussed in detail in the Statement of Additional Information, if the Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

TAXATION OF DISTRIBUTIONS

The Fund expects to distribute substantially all of its net investment income (including short-term gains and tax-exempt interest income, if any) and net capital gains (including any capital gains derived by virtue of realignments of the portfolio in accordance with changes in investment strategies). For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains, if any, are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For the taxable years beginning on or before December 31, 2008, distributions of investment income designated by the fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. Distributions will be taxable to shareholders whether a shareholder receives them in cash or additional shares. Distributions will be taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

This is a brief summary of certain income tax consequences relating to an investment in the Fund, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local tax laws.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND
--------------------------------------------------------------------------------

Investment in Exchange-Traded Funds. The Fund may invest in exchange-traded funds, such as iShares(R) Trust and iShares(R), Inc. ("iShares(R)")*.

iShares(R) is a registered investment company unaffiliated with the Fund that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The Fund may invest in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.

ADDITIONAL COMPENSATION TO SERVICING AGENTS

The Advisor and/or Distributor and/or their affiliates may pay amounts from their own assets to selling or servicing agents of the Fund for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing related services, or access advantages to the Fund, including, for example, presenting the Fund on "approved" or "select" lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Advisor and/or Distributor and/or their affiliates may pay amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Fund's transfer agent. The Fund also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the past five years or the period of the Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the Fund has been audited by PricewaterhouseCoopers LLP for the years ended July 31, 2002, July 31, 2003 and July 31, 2004. Other independent auditors audited the information for the years ending July 31, 2001 and prior. PricewaterhouseCoopers LLP's report, along with the Fund's financial statements, is incorporated by reference in the SAI which is available upon request.

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS

(For a share of beneficial interest outstanding throughout each period)

                                                 CHANGE IN NET ASSETS                                 LESS DIVIDENDS AND
                                              RESULTING FROM OPERATIONS                               DISTRIBUTIONS FROM
                                            ----------------------------                   ----------------------------------------
                                                            NET REALIZED
                                                                     AND
                                                              UNREALIZED      CHANGE IN
                              NET ASSET                    GAINS/(LOSSES)    NET ASSETS                                       TOTAL
                                 VALUE,              NET            FROM      RESULTING           NET           NET       DIVIDENDS
                              BEGINNING       INVESTMENT      INVESTMENT           FROM    INVESTMENT      REALIZED             AND
                              OF PERIOD     INCOME/(LOSS)   TRANSACTIONS     OPERATIONS        INCOME         GAINS   DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/00               $37.28            (0.09)          1.59            1.50            --         (0.55)          (0.55)
Year ended 7/31/01               $38.23               --         (11.73)         (11.73)           --         (1.03)          (1.03)
Year ended 7/31/02               $25.47            (0.21)         (7.20)          (7.41)           --            --              --
Year ended 7/31/03               $18.06            (0.12)          0.23            0.11            --            --              --
Year ended 7/31/04               $18.17            (0.19)          1.12            0.93            --            --              --
Six months ended 1/31/05+        $19.10            (0.07)^         1.14            1.07            --            --              --
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(For a share of beneficial interest outstanding throughout each period)

                                                                                  RATIOS/SUPPLEMENTAL DATA
                                                         ----------------------------------------------------------------------
                                                                      RATIOS OF                       RATIOS OF
                                      NET       TOTAL           NET    EXPENSES   RATIOS OF NET        EXPENSES
                                    ASSET      RETURN       ASSETS,          TO      INVESTMENT              TO
                                   VALUE,   (EXCLUDES        END OF     AVERAGE    INCOME/(LOSS)        AVERAGE    PORTFOLIO
                                   END OF       SALES        PERIOD         NET      TO AVERAGE             NET     TURNOVER
                                   PERIOD      CHARGE)       (000'S)     ASSETS      NET ASSETS      ASSETS (a)         RATE (b)
--------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/00                 $38.23        4.07%      $58,939        1.07%         (0.23%)           1.07%          53%
Year ended 7/31/01                 $25.47      (31.27%)     $31,415        1.11%         (0.48%)           1.24%         139%
Year ended 7/31/02                 $18.06      (29.09%)     $16,623        1.38%         (0.79%)           1.38%          70%
Year ended 7/31/03                 $18.17        0.61%      $14,659        1.47%         (0.67%)           1.63%          50%
Year ended 7/31/04                 $19.10        5.12%      $ 7,166        1.43%         (0.68%)           1.74%          81%
Six months ended 1/31/05+          $20.17        5.60%*     $ 6,925        1.45%**       (0.72%)**         1.82%**         7%
--------------------------------------------------------------------------------------------------------------------------------

(a) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
+    Unaudited.
^    Average shares method used in calculation.
*    Not annualized.
**   Annualized.

                                  18-19 SPREAD

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

ADDRESSES
--------------------------------------------------------------------------------

Fifth Third Funds                                              Fifth Third Funds
Dividend Growth Fund                                           3435 Stelzer Road
Institutional Shares                                           Columbus, Ohio 43219
--------------------------------------------------------------------------------------------------------------

Investment Advisor                                             Fifth Third Asset Management, Inc.
                                                               38 Fountain Square Plaza
                                                               Cincinnati, Ohio 45263
--------------------------------------------------------------------------------------------------------------

Distributor                                                    Fifth Third Funds Distributor, Inc.
                                                               3435 Stelzer Road
                                                               Columbus, Ohio 43219
--------------------------------------------------------------------------------------------------------------

Administrator, Accountant and Custodian                        Fifth Third Bank
                                                               38 Fountain Square Plaza
                                                               Cincinnati, Ohio 45263
--------------------------------------------------------------------------------------------------------------

Sub-Administrator                                              BISYS Fund Services Limited Partnership
                                                               3435 Stelzer Road
                                                               Columbus, Ohio 43219
--------------------------------------------------------------------------------------------------------------

Transfer and Dividend Disbursing Agent and Sub-Accountant      BISYS Fund Services Ohio, Inc.
                                                               3435 Stelzer Road
                                                               Columbus, Ohio 43219
--------------------------------------------------------------------------------------------------------------


Independent Registered Public Accounting Firm                  PricewaterhouseCoopers LLP
                                                               100 East Broad Street
                                                               Suite 2100
                                                               Columbus, Ohio 43215
--------------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. The Fund's annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Fund's performance during the Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUND. IN ADDITION, YOU MAY CONTACT THE FUND AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: HTTP://WWW.53.COM*
--------------------------------------------------------------------------------


               *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o    At no charge from the Commission's Website at http://www.sec.gov.

                            LOGO: FIFTH THIRD FUNDS

                                       Investment Company Act file no. 811-5669.

Logo: FIFTH THIRD FUNDS


DIVIDEND GROWTH FUND
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
ADVISOR SHARES


PROSPECTUS
AUGUST 1, 2005

--------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FIFTH THIRD FUNDS
DIVIDEND GROWTH FUND

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
ADVISOR SHARES


TABLE OF CONTENTS
--------------------------------------------------------------------------------


This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about the Fund, please see:


OBJECTIVES, STRATEGIES AND RISKS ..........................   2

SHAREHOLDER FEES AND FUND EXPENSES
Fee Tables ................................................   4
Expense Examples ..........................................   4

ADDITIONAL INFORMATION ABOUT THE
   FUND'S INVESTMENTS
Investment Practices ......................................   5

Investment Risks ..........................................   8


FUND MANAGEMENT

Investment Advisor ........................................  10
Portfolio Managers ........................................  10
Portfolio Holdings ........................................  10

SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares ........................  11
Abusive Trading Practices .................................  11
Purchasing and Adding To Your Shares ......................  11
Shareholder Contact Information ...........................  12
Selling Your Shares .......................................  12
Exchanging Your Shares ....................................  13
Distribution Arrangements/Sales Charges for
   the Fund ...............................................  14
Dividends And Capital Gains ...............................  20
Taxation ..................................................  20
Additional Information about the Fund .....................  21

FINANCIAL HIGHLIGHTS ......................................  23


BACK COVER
Where to learn more about Fifth Third Funds

OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about the Fifth Third Dividend Growth Fund (the "Fund"), a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

The Fund is managed by Fifth Third Asset Management, Inc.

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

There is no guarantee that the Fund will achieve its objective.

FIFTH THIRD DIVIDEND GROWTH FUND                              SPECIALTY STRATEGY
--------------------------------------------------------------------------------
(FORMERLY KNOWN AS FIFTH THIRD SELECT STOCK FUND)

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund will be classified as a non-diversified company, which means it may hold larger positions in a smaller number of securities than a fund that is classified as a diversified company. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return. The Dividend Growth Fund will normally concentrate its investments in a group of 35 to 65 stocks.

In selecting suitable investments, the Advisor will attempt to find companies with a track record of consistent growth in earnings and dividends. The Advisor will focus on five key areas in implementing the Fund's investment strategy. First, the Advisor will employ quantitative screens to identify high-quality companies that meet market capitalization targets. The Advisor will evaluate widely-traded companies with market capitalizations greater than $2 billion - including large and some mid cap companies. Within this universe of companies, the Advisor will seek companies that are experiencing consistent earnings and dividend growth.

Second, the Advisor will rank each company based on the quality of earnings and dividends and the prospect for a continuation of earnings and dividends growth. The Advisor will employ screening tools that capture quantitative factors such as earnings and dividend quality rankings, earnings stability, and earnings and dividend growth - screening that will aid in the identification of attractive new ideas warranting further consideration.

Third, the Advisor will conduct an analysis of company fundamentals and historical valuations. The Advisor will utilize a stock selection approach that is fundamentally based and focuses on issues related to the quality of management, product development, reputation, financial progress, business models, and enterprise risks.

Fourth, the Fund's disciplined approach will continue once a stock is purchased and the Advisor will closely monitor risk factors of the portfolio and seek to control risk by adjusting sector weights and diversifying the portfolio as it deems appropriate. Finally, the Advisor will employ a consistent sell strategy. If a stock that was chosen for the portfolio no longer meets the pre-established parameters, or if another company is identified to have greater fundamental potential, the stock may be sold.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of non-diversification, equity securities, growth stocks, large cap companies and mid cap companies. Because the Fund is non-diversified, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return and the Fund also could produce lower yields and be subject to higher volatility during some periods. Equity securities may be subject to sudden and unpredictable drops in value or periods of lackluster performance.


The Fund invests in growth oriented stocks. Growth stocks are those that have a history of above average growth or that are expected to enter periods of above average growth. Growth stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Significant investment in large and mid cap companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences. Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger companies have.

FIFTH THIRD DIVIDEND GROWTH FUND
--------------------------------------------------------------------------------

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.


The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES1,2
BAR CHART:
1995                     35.40%
96                       22.44%
97                       35.43%
98                       32.83%
99                       11.37%
00                      -19.95%
01                      -22.00%
02                      -29.90%
03                       20.12%
04                        4.28%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                  Q4 1998                                    24.87%
Worst quarter:                 Q1 2001                                   -18.70%

Year to Date Return (1/1/05 to 3/31/05):                                  -5.74%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2004)1
                                                                 INCEPTION DATE     PAST YEAR        PAST 5 YEARS    PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES2 (WITH 5.00% SALES CHARGE)                            3/4/85
Return Before Taxes                                                                  -0.96%           -12.23%            5.63%
   Return After Taxes on Distributions3                                              -0.96%           -12.34%            3.77%
   Return After Taxes on Distributions and Sale of Fund Shares3                      -0.62%            -9.92%            3.85%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES4 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)   3/4/85
Return Before Taxes                                                                  -1.49%           -12.18%            5.35%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES5 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)   3/4/85
   Return Before Taxes                                                                3.51%           -11.98%            5.34%
------------------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES6 (WITH 3.25% SALES CHARGE)                            3/4/85           0.63%           -12.13%            5.56%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX(R)*                                                                    10.87%            -2.30%           12.07%
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL 1000(R) INDEX**                                                              11.40%            -1.76%           12.16%
------------------------------------------------------------------------------------------------------------------------------------

RUSSELL 1000(R) GROWTH INDEX**                                                        6.30%            -9.29%            9.59%
------------------------------------------------------------------------------------------------------------------------------------

1 Effective August 1, 2005, the investment strategies, policies and risks of the Fifth Third Select Stock Fund were modified and the fund was renamed the Fifth Third Dividend Growth Fund.
2 On March 6, 1998, the Pinnacle Fund, a registered open-end investment company managed by Heartland Capital Management, Inc. was merged into the Fifth Third Select Stock Fund. For the period prior to March 6, 1998, the quoted performance of Class A shares reflects the performance of the Class A shares of The Pinnacle Fund.
3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

4 The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares for the period prior to the commencement of operations of Class B shares on October 11, 2000.
5 The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on March 9, 1998.
6 The performance of Advisor shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Advisor shares, for the period prior to the commencement of operations of Advisor shares on August 1, 2005.
* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The Fund changed its benchmark from the Russell 1000(R) Index to the S&P 500 Index(R), effective August 1, 2005, in order to better represent the Fund's investment policies for comparison purposes.
** The Russell 1000(R) Index is an unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, and represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. The Fund previously changed its benchmark from the Russell 1000(R) Growth Index, an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values, to the Russell 1000(R) Index, in order to better represent the Fund's investment policies for comparison purposes.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLES
--------------------------------------------------------------------------------

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. The Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2004 or estimated amounts for the current fiscal year.

SHAREHOLDER FEES

CLASS NAME                                                                                         A       B        C     ADVISOR
------------------------------------------------------------------------------------------------------------------------------------

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                                 5.00%1,2  None    None    3.25%1

------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                                      None      None    None     None
------------------------------------------------------------------------------------------------------------------------------------

MAXIMUM DEFERRED SALES LOAD                                                                      None     5.00%3   1.00%4   None

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                                                  0.80%    0.80%    0.80%   0.80%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12B-1) FEES                                                                0.25%    1.00%    0.75%   0.50%
------------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                                   0.94%    0.94%    1.19%   0.94%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                             1.99%    2.74%    2.74%   2.24%
------------------------------------------------------------------------------------------------------------------------------------

FEE WAIVER AND/OR EXPENSE REIMBURSEMENTS5                                                        1.01%    1.01%    1.01%   1.01%

------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                                     0.98%    1.73%    1.73%   1.23%
------------------------------------------------------------------------------------------------------------------------------------

1    LOWER SALES CHARGES ARE AVAILABLE DEPENDING UPON THE AMOUNT INVESTED.
2 For investments of $1 million or more, no sales charges apply; however, with respect to Class A Shares, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges."
3 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
4 The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.
5 The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Fund to: 0.98% for Class A shares, 1.73% for Class B shares, 1.73% for Class C shares and 1.23% for Advisor Shares. These waivers and/or expense reimbursements will remain in effect until November 28, 2008. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 40 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.


EXPENSE EXAMPLES
--------------------------------------------------------------------------------

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The table illustrates the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.

   FIFTH THIRD DIVIDEND GROWTH FUND                        1 YEAR          3 YEARS           5 YEARS          10 YEARS
----------------------------------------------------------------------------------------------------------------------------
   CLASS A SHARES                                           $ 595            $ 797           $ 1,235           $ 2,452
----------------------------------------------------------------------------------------------------------------------------
   CLASS B SHARES
   Assuming Redemption                                      $ 676            $ 845           $ 1,362           $ 2,646
   Assuming no Redemption                                   $ 176            $ 545           $ 1,162           $ 2,646
----------------------------------------------------------------------------------------------------------------------------
   CLASS C SHARES
   Assuming Redemption                                      $ 276            $ 545           $ 1,162           $ 2,832
   Assuming no Redemption                                   $ 176            $ 545           $ 1,162           $ 2,832
----------------------------------------------------------------------------------------------------------------------------
   ADVISOR SHARES                                           $ 125            $ 390           $   905           $ 2,321
----------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

The following policy is non-fundamental but requires a notice to shareholders at least 60 days prior to any change. For purposes of the following policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Dividend Growth Fund, under normal circumstances, invests at least 80% of its assets in equity securities.

INVESTMENT PRACTICES
--------------------------------------------------------------------------------

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Equity securities are subject mainly to market risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

INSTRUMENT                                                                                                     RISK TYPE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS (ADRS): ADRs are foreign shares of a company                                       Market
held by a U.S. bank that issues a receipt evidencing ownership.                                               Political
                                                                                                          Foreign Investment
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity                               Pre-Payment
loans, truck and auto loans, leases, credit card receivables and other securities backed                        Market
by other types of receivables or other assets.                                                                  Credit
                                                                                                             Interest Rate
                                                                                                              Regulatory
                                                                                                               Liquidity
------------------------------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a                               Credit
commercial bank. Maturities are generally six months or less.                                                   Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the                            Market
bondholder a specified sum of money, usually at specific intervals, and to repay the                            Credit
principal amount of the loan at maturity.                                                                    Interest Rate
                                                                                                               Political
------------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT:Negotiable instruments with a stated maturity.                                           Market
                                                                                                                Credit
                                                                                                               Liquidity
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued                                      Credit
by corporations and other entities. Maturities generally vary from a few                                       Liquidity
days to nine months.                                                                                            Market
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK: Shares of ownership of a company.                                                                 Market
------------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common stock.                                  Market
                                                                                                                Credit
------------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an underlying contract,                                  Management
index or security, or any combination thereof, including futures, options                                       Market
(e.g., put and calls), options on futures, and some mortgage-backed securities.                                 Credit
                                                                                                               Liquidity
                                                                                                               Leverage
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

INSTRUMENT                                                                                                     RISK TYPE
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE-TRADED FUNDS (ETFS): ETFs entitle a holder to receive                                                  Market
proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses.
Examples of ETFs include Standard & Poor's Depositary Receipts ("SPDRs").
A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500 Index(R). iShares are also
ETFs and are index funds that trade like shares. Each share represents a portfolio of stocks designed to closely track one specific index.
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES: Stocks issued by foreign companies, as well as commercial                                   Market
paper of foreign issuers and obligations of foreign banks, overseas branches of                                Political
U.S. banks and supranational entities.                                                                         Liquidity
                                                                                                          Foreign Investment
------------------------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENTS: A purchase of, or contract to purchase, securities at                                     Leverage
a fixed price for delivery at a future date.                                                                   Liquidity
------------------------------------------------------------------------------------------------------------------------------------
FUTURES AND RELATED OPTIONS: A contract providing for the future sale and                                     Management
purchase of a specified amount of a specified security, class of securities, or an                              Market
index at a specified time in the future and at a specified price.                                               Credit
                                                                                                               Liquidity
                                                                                                               Leverage
------------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities which may be difficult to sell at an acceptable price.                         Liquidity
                                                                                                                Market
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of investment companies. These                                            Market
investment companies may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Advisor to a
Fund or any of their affiliates serves as investment advisor, administrator or distributor.
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT GRADE BONDS: Interest-bearing or discounted government or                                            Market
corporate securities that obligate the issuer to pay the bondholder a specified                                 Credit
sum of money, usually at specific intervals, and to repay the principal amount                               Interest Rate
of the loan at maturity. Investment grade bonds are those rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.

------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S. dollar denominated debt                                        Market
securities that have remaining maturities of one year or less. These securities may                             Credit
include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.
------------------------------------------------------------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and                                 Pre-Payment
pools of loans. These include collateralized mortgage obligations and real estate                               Market
mortgage investment conduits.                                                                                   Credit
                                                                                                              Regulatory
                                                                                                             Interest Rate

------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS: Preferred stocks are equity securities that generally pay                                      Market
dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITS): Pooled investment vehicles investing primarily                           Credit
in income producing real estate or real estate loans or interest.                                            Interest Rate
                                                                                                               Liquidity
                                                                                                              Management
                                                                                                                Market
------------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

INSTRUMENT                                                                                                     RISK TYPE
------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment                               Market
to return the security to the seller at an agreed upon price on an agreed upon date.                           Leverage
This is treated as a loan.
------------------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933,                             Liquidity
such as privately placed commercial paper and Rule 144A securities.                                             Market
------------------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous                                      Market
commitment to buy the security back at an agreed upon price on an agreed upon                                  Leverage
date. This is treated as a borrowing by a Fund.
------------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 33 1/3% of the Fund's total assets. In return                          Market
the Fund will receive cash, other securities, and/or letters of credit.                                        Leverage
                                                                                                               Liquidity
                                                                                                                Credit
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TRADING: The sale of a security soon after its purchase. A portfolio                                 Market
engaging in such trading will have higher turnover and transaction expenses.
------------------------------------------------------------------------------------------------------------------------------------

SMALL AND MICRO CAP EQUITIES: Equity securities of companies with market                                        Market
capitalization within or lower than those included in the S&P SmallCap 600                                     Liquidity
Index (whose market capitalization range is generally between $23 million and $2.6 billion).                Smaller Company

------------------------------------------------------------------------------------------------------------------------------------
STOCK-INDEX OPTIONS: A security that combines features of options with securities                             Management
trading using composite stock indices.                                                                          Market
                                                                                                                Credit
                                                                                                               Liquidity
                                                                                                               Leverage
------------------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the                                    Liquidity
deposit of funds.                                                                                               Credit
                                                                                                                Market
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and                                         Interest Rate
instrumentalities of the U.S. Government. These include Fannie Mae,                                             Credit
and Freddie Mac.
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded                               Interest Rate
registered interest and principal securities, and coupons under bank entry safekeeping.
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates which are                               Credit
reset daily, weekly, quarterly or some other period and which may be payable to                                Liquidity
the Fund on demand.                                                                                             Market
------------------------------------------------------------------------------------------------------------------------------------
WARRANTS: Securities, typically issued with preferred stock or bonds, that give the                             Market
holder the right to buy a proportionate amount of common stock at a specified price.                            Credit
------------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS: Purchase or contract to purchase                                 Market
securities at a fixed price for delivery at a future date. Under normal market                                 Leverage
conditions, when-issued purchases and forward commitments will not exceed                                      Liquidity
25% of the value of a Fund's total assets.                                                                      Credit
------------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

     SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on investment management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.


SMALLER COMPANY RISK. The risk associated with investment in companies with smaller market capitalizations. These investments may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price.

FUND MANAGEMENT
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc., (the "Advisor"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Fund. The Advisor is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. The Advisor provides comprehensive advisory services for institutional clients. The Advisor offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced investment professionals, advanced research resources, and disciplined investment processes, the Advisor's goal is to produce superior, long-term investment results and client satisfaction.

Subject to the supervision of the Fund's Board of Trustees, the Advisor manages the Fund's assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of over 50 professional investment analysts, portfolio managers and traders, and uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Fund.

As of June 30, 2005, Fifth Third Asset Management, Inc. had approximately $21 billion in assets under management, including approximately $12 billion of assets in the Fifth Third Funds.

The management fee, after fee waivers, paid by the Fund for the fiscal year ended July 31, 2004 was 0.80% of the average net assets of the Fund.

The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Fund. The Funds and the Advisor are seeking exemptive relief from the Securities and Exchange Commission (SEC) to permit the Advisor, subject to certain conditions, including the one-time prior approval of the Funds' Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and shareholders, and if the Advisor obtains this exemptive order from the SEC, the Advisor will have the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

FIFTH THIRD ASSET MANAGEMENT, INC.

Peter Kwiatkowski has been portfolio manager of the FIFTH THIRD DIVIDEND GROWTH FUND since August 2005. He is a Portfolio Manager of Income Strategies of Fifth Third Asset Management, Inc. He joined Fifth Third Bank's Treasury Group in August 2001 with responsibility for structured finance/securitizations, investments, balance sheet management, and economic analysis. He moved in May 2003 to Fifth Third Asset Management, Inc.'s Income Strategies group where he is responsible for strategic income, dividend growth, fixed income, and alternative income/quantitative strategies. He spent over two years beginning in April 1999 with Pacific Investment Management Company LLC (PIMCO) in various functions including as a Portfolio Analyst supporting the emerging markets and mortgage strategies. Mr. Kwiatkowski's previous experience includes seven years in real estate. He graduated summa cum laude from California State University at Long Beach with a B. S. in Finance, Real Estate and Law and earned the Chartered Financial Analyst designation in 2002. He is a member of the Cincinnati Society of Financial Analysts.

John B. Schmitz has been portfolio manager of the FIFTH THIRD DIVIDEND GROWTH FUND since August 2005. He is the Managing Director of Strategic Income for Fifth Third Asset Management, Inc. Mr. Schmitz earned his Chartered Financial Analyst designation in 1992 and has more than 19 years of investment experience. He is also a member of the Cincinnati Society of Financial Analysts. Mr. Schmitz graduated with a BBA in Finance & Real Estate from the University of Cincinnati.

Mr. Kwiatkowski and Mr. Schmitz are equal participants in managing the Fund's portfolio securities.

PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Fund has established policies and procedures with respect to the disclosure of the Fund's portfolio holdings. A description of the policy and procedures is provided in the Statement of Additional Information. The Fund will publicly disclose its portfolio holdings, as reported on a week-end basis, by posting this information on the Trust's website (www.fifththirdfunds.com). The schedules will consist of the following information about each security (other than cash positions) held by the Fund as of the relevant week-end: CUSIP number, the name of the issuer, number of shares or aggregate par value held, and the traded market value. This information will be posted on the Tuesday following the relevant week's end, and will remain accessible on the website until the next week's information is posted.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING FUND SHARES

The price of Fund shares is based on the Fund's NAV, which is calculated by dividing the Fund's net assets by the number of its shares outstanding. The value of each portfolio instrument held by the Fund is determined by using market prices, where available, and fair market values. Under special circumstances, such as when an event occurs after the close of the exchange on which the Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. There is no guarantee that the value determined for a particular security would be the value realized upon sale of the security. The Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. The Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Fund will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

ADDITIONAL INFORMATION ABOUT PRICING FUND SHARES

Shares of the Fund are sold through financial intermediaries who have entered into sales agreements with Fifth Third Funds Distributor, Inc., the Fund's Distributor. These financial intermediaries may be authorized to designate other intermediaries to act in this capacity. Orders received prior to the close of the New York Stock Exchange by a financial intermediary that has been authorized to accept orders on the Trust's behalf will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the New York Stock Exchange to the Trust after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Fund discourages excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Fund may reject purchases or exchanges or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund monitors for excessive short-term or other abusive trading practices, there can be no guarantee that the Fund will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

The Trustees have approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fund shares. First, when a market quotation is not readily available for a security, the Fund is exposed to the risk that investors may purchase or redeem shares at a net asset value that does not appropriately reflect the value of the underlying securities. The Fund seeks to deter and prevent this activity, sometimes referred to as "stale price arbitrage," by the appropriate use of "fair value" pricing of the Fund's portfolio securities. Second, the Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Personnel responsible for detecting short-term trading activity (the "Trading Monitor") in the Fund's shares is responsible for (i) rejecting any purchase or exchange, or (ii) terminating purchase or exchange privileges if, in the judgment of the Trading Monitor, the transaction would adversely affect the Fund or its shareholders. The Fund recognizes that the Trading Monitor will not always be able to detect or prevent short-term or other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------


You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund, its transfer agent, or other servicing agent. All orders must be received by the Fund or its transfer agent prior to 4:00 p.m. Eastern Time in order to receive that day's NAV.

You may purchase Class A, B, C and Advisor shares through broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares ("Dealers"). In order to purchase shares through any financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

SHAREHOLDER CONTACT INFORMATION
--------------------------------------------------------------------------------

For Fifth Third Securities brokerage account holders, please contact your Fifth Third Securities representative at your local banking center or call 1-888-889-1025.

For brokerage account holders at other financial institutions (non-Fifth Third Securities), contact your investment representative at your financial institution.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Fund and it may have an earlier cut-off time and different trading and exchanging policies. Consult that entity for specific information. Some policy differences may include:

o minimum investment requirements
o exchange policies
o cutoff time for investments
o redemption fees

If your purchase order has been received by the Fund prior to the time designated by the Fund for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS


The minimum initial investment in Class A shares, Class B shares, Class C shares, or Advisor shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. The maximum investment for total purchases of Class B shares by a shareholder is $99,999. The maximum investment for total purchases of Class C shares and Advisor shares by a shareholder is $999,999. These limitations on purchases of Class B, Class C and Advisor shares do not apply to retirement plans or omnibus accounts.


The investment limitations described above are for your benefit. They are cumulative and therefore multiple transactions that in total exceed these stated limitations must be disclosed to your investment representative to allow an accurate calculation. It is your responsibility to disclose all your transactions and holdings in the Fund to your investment representative.


All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Fund reserves the right to reject cash, third-party checks, starter checks, traveler's checks and credit card convenience checks. All checks should be made payable to the Fifth Third Funds.


For details, contact the Trust toll-free at 1-800-282-5706 or write to: Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

The Fund may reject a purchase order for any reason. The Fund reserves the right to waive the minimum initial investment.


SYSTEMATIC INVESTMENT PROGRAM

You may make monthly systematic investments in Class A, B, C or Advisor shares of the Fund from your bank account. There is no minimum amount required for initial amounts invested into the Fund. You may elect to make systematic investments on the 1st or the 15th of each month, or both. If the 1st or the 15th of the month is not a day on which the Fund is open for business, the purchase will be made on the following day the Fund is open for business.


AVOID WITHHOLDING TAX

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

SELLING YOUR SHARES
--------------------------------------------------------------------------------


You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold, you will not receive the dividend, if any, declared for that day. Normally, you will receive your proceeds within a week after your request is received.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Fund prior to the time designated by the Fund for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to:
Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

SYSTEMATIC WITHDRAWAL PLAN

You may make automatic withdrawals on a monthly, quarterly or annual basis on the first day of that period that the Fund is open for business. The minimum required balance is $10,000 and the minimum withdrawal amount is $100.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits the Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of the Fund's net asset value if that amount is less than $250,000), the Fund reserves the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

If exchanging shares through Fifth Third Securities, Inc. or your financial institution, ask them for exchange procedures or call 1-800-282-5706.

NOTES ON EXCHANGES

In order to prevent excessive short-term or other abusive trading practices, the Fund may reject exchanges, or change or terminate rights to exchange shares at any time.

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.+

Shares of the new Fund must be held in the same account name, with the same registration and tax identification numbers, as the shares of the old Fund.

+ Fifth Third has agreed to waive the sales load for former Kent Fund shareholders.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


The exchange privilege may be changed or eliminated at any time.

The exchange privilege is available only in states where shares of the Fund may be sold.


All exchanges are based on the relative net asset value next determined after the exchange order is received by the Fund.

DISTRIBUTION ARRANGEMENTS/SALES CHARGES FOR THE FUND
--------------------------------------------------------------------------------


Class A shares, Class B shares, Class C shares and Advisor Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you. When purchasing shares, you must specify which class of shares you wish to purchase.


                                    CLASS A                  CLASS B                    CLASS C                    ADVISOR
------------------------------------------------------------------------------------------------------------------------------------
CHARGE (LOAD)               Front-end sales charge;   No front-end sales charge.  No front-end sales        Front-end sales charge;
                            reduced sales charges     A contingent deferred       charge. A contingent      reduced sales charges
                            available.                sales charge (CDSC)         deferred sales charge     available.
                                                      will be imposed on          (CDSC) will be imposed
                                                      shares redeemed within      on shares redeemed
                                                      6 years after purchase.     within 12 months after
                                                                                  purchase.

------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTION/SERVICE        Subject to annual         Subject to annual           Subject to annual         Subject to annual
(12B-1) FEE                 distribution and          distribution and            distribution and          distribution and
                            shareholder servicing     shareholder servicing       shareholder servicing     shareholder servicing
                            fees of up to 0.25%       fees of up to 1.00%         fees of up to 0.75%       fees of up to 0.50%
                            of the Fund's assets.     of the Fund's assets.       of the Fund's assets.     of the Fund's assets.
                                                                                  (Also subject to a
                                                                                  non-12b-1 fee for
                                                                                  shareholder servicing
                                                                                  of up to 0.25% of the
                                                                                  Fund's assets.)

------------------------------------------------------------------------------------------------------------------------------------

FUND EXPENSES               Lower annual expenses     Higher annual expenses      Higher annual expenses    Higher annual expenses
                            than Class B, C, and      than Class A shares.        than Class A shares.      than Class A shares.
                            Advisor shares.

------------------------------------------------------------------------------------------------------------------------------------

CONVERSION                  None                      Converts to Class A         None                      None
                                                      shares after 8 years.

------------------------------------------------------------------------------------------------------------------------------------

CALCULATION OF SALES CHARGES
CLASS A SHARES

Class A shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you send to the Fund will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                                    SALES CHARGE
                                        AS A          CHARGE
                                        % OF          AS A %
                                      OFFERING        OF YOUR         DEALER
                                       PRICE         INVESTMENT     REALLOWANCE
--------------------------------------------------------------------------------
LESS THAN $50,000                      5.00%           5.26%           4.50%
--------------------------------------------------------------------------------
$50,000 BUT LESS THAN $100,000         4.50%           4.71%           4.00%
--------------------------------------------------------------------------------
$100,000 BUT LESS THAN $250,000        3.50%           3.63%           3.00%
--------------------------------------------------------------------------------
$250,000 BUT LESS THAN $500,000        2.50%           2.56%           2.10%
--------------------------------------------------------------------------------
$500,000 BUT LESS THAN $1,000,000      2.00%           2.04%           1.70%
--------------------------------------------------------------------------------
$1,000,000 OR MORE1                    0.00%           0.00%           1.00%
--------------------------------------------------------------------------------


---------------------
(1) If you purchase $1,000,000 or more of Class A shares and do not pay a sales charge, and you sell any of these shares before the eighteen month anniversary of purchase, you will pay a 1% CDSC on the portion redeemed at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first followed by shares subject to the lowest CDSC (typically shares held for the longest time). The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive its customary sales commission.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGE REDUCTIONS


The Fund offers reduced Class A sales charges under certain circumstances as defined below. To calculate the sales charge applicable to your net purchase of Class A shares, you may aggregate your investment with the greater of current market value or amount purchased of any Class A, Class B, Class C or Advisor shares of any Fifth Third Fund (except Class A or Advisor shares of the Money Market Funds) held in your account or accounts listed under "Combination Privilege" below. AS AN INVESTOR, IT IS YOUR RESPONSIBILITY TO DISCLOSE TO YOUR INVESTMENT REPRESENTATIVE ALL OF YOUR MUTUAL FUND HOLDINGS TO ENSURE THAT YOU RECEIVE ALL THE SALES CHARGE REDUCTIONS TO WHICH YOU ARE ENTITLED.


     o LETTER OF INTENT. You inform the Fund in writing that you intend to purchase at least $50,000 of Class A shares (excluding money market fund shares) over a 13-month period to qualify for a reduced sales charge. You must include at least 5.00% of the total amount you intend to purchase with your letter of intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. A Letter of Intent may be backdated up to 90 days to include previous purchases for determining your sales charge. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.


     o RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. To determine whether the sales charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Funds must be held in the following types of accounts: (i) individual or joint accounts; (ii) retirement accounts (IRA's, 401K's, etc.); or
          (iii) other accounts owned by the same shareholder (determined by Tax
          ID) or other shareholders eligible under the Combination Privilege defined below.

     o COMBINATION PRIVILEGE. Combine accounts of multiple funds (excluding Class A or Advisor shares of the Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

In order to obtain a sales charge reduction, you need to provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. When informing the Distributor or investment representative it may be necessary to provide information or records regarding shares of the Funds held in: (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).


Information regarding the Fund's sales charge reduction program can also be obtained free of charge on the Funds' web-site: www.53.com.

CLASS B SHARES

Class B shares are offered at NAV, without any up-front sales charge. Therefore, all of the money that you send to the Fund is used to purchase Fund shares. If you sell your Class B shares before the end of the sixth year after purchase, however, you will pay a contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Class B shares are subject to the following CDSC schedule:

                                                                                % OF NAV (AT TIME OF PURCHASE OR SALE
   YEAR OF REDEMPTION AFTER PURCHASE                                             IF LOWER) DEDUCTED FROM PROCEEDS
---------------------------------------------------------------------------------------------------------------------
DURING THE FIRST YEAR                                                                             5%
---------------------------------------------------------------------------------------------------------------------
DURING THE SECOND YEAR                                                                            4%
---------------------------------------------------------------------------------------------------------------------
DURING THE THIRD OR FOURTH YEARS                                                                  3%
---------------------------------------------------------------------------------------------------------------------
DURING THE FIFTH YEAR                                                                             2%
---------------------------------------------------------------------------------------------------------------------
DURING THE SIXTH YEAR                                                                             1%
---------------------------------------------------------------------------------------------------------------------

DURING THE SEVENTH OR EIGHTH YEARS                                                                0%

---------------------------------------------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


CLASS C SHARES

Class C shares are offered at NAV, without any up-front sales charge. Therefore, all the money you send to the Fund is used to purchase Fund shares. If you sell your Class C shares before the first anniversary of purchase, however, you may pay a 1% contingent deferred sales charge or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

CALCULATION OF SALES CHARGES
ADVISOR SHARES

The price of Advisor shares includes the initial sales charge. Therefore, part of the money you send to the Fund will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                                                     SALES CHARGE AS A %       CHARGE AS A %
                                                      OF OFFERING PRICE      OF YOUR INVESTMENT    DEALER REALLOWANCE
---------------------------------------------------------------------------------------------------------------------

LESS THAN $50,000                                           3.25%                   3.36%                 2.90%
---------------------------------------------------------------------------------------------------------------------
$50,000 BUT LESS THAN $100,000                              2.75%                   2.83%                 2.40%
---------------------------------------------------------------------------------------------------------------------
$100,000 BUT LESS THAN $250,000                             2.00%                   2.04%                 1.70%
---------------------------------------------------------------------------------------------------------------------
$250,000 BUT LESS THAN $500,000                             1.25%                   1.27%                 1.00%
---------------------------------------------------------------------------------------------------------------------
$500,000 TO $999,999                                        1.00%                   1.01%                 0.85%
---------------------------------------------------------------------------------------------------------------------
$1,000,000 OR MORE                                      Not available           Not available         Not available
---------------------------------------------------------------------------------------------------------------------


SALES CHARGE REDUCTIONS


The Fund offers reduced Advisor shares sales charges under certain circumstances as defined below. To calculate the sales charge applicable to your net purchase of Advisor shares, you may aggregate your investment with the greater of current market value or amount purchased of any Class A, Class B, Class C, or Advisor shares of any Fifth Third Fund (except Class A or Advisor shares of the Money Market Funds) held in your account or accounts listed under "Combination Privilege" below. AS AN INVESTOR, IT IS YOUR RESPONSIBILITY TO DISCLOSE TO YOUR INVESTMENT REPRESENTATIVE ALL OF YOUR MUTUAL FUND HOLDINGS TO ENSURE THAT YOU RECEIVE ALL THE SALES CHARGE REDUCTIONS TO WHICH YOU ARE ENTITLED.


     o LETTER OF INTENT. You inform the Fund in writing that you intend to purchase at least $50,000 of Advisor shares (excluding money market fund shares) over a 13-month period to qualify for a reduced sales charge. You must include at least 5.00% of the total amount you intend to purchase with your letter of intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. A Letter of Intent may be backdated up to 90 days to include previous purchases for determining your sales charge. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

     o RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. To determine whether the sale charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Funds must be held in the following types of accounts: (i) individual or joint accounts; (ii) retirement accounts (IRA's, 401K's, etc.); or
          (iii) other accounts owned by the same shareholder (determined by Tax
          ID) or other shareholders eligible under the Combination Privilege defined below.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


     o COMBINATION PRIVILEGE. Combine accounts of multiple funds (excluding Class A or Advisor shares of the Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

In order to obtain a sales charge reduction you need to provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. When informing the Distributor or investment representative it may be necessary to provide information or records regarding shares of the Funds held in: (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).


Information regarding the Fund's sales charge reduction program can also be obtained free of charge on the Funds' web-site: www.53.com.

SALES CHARGE WAIVERS
CLASS A SHARES

The following transactions qualify for waivers of sales charges that apply to Class A shares:

     o Shares purchased through asset-based fee investment products or managed accounts.


     o Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the advisor or its affiliates or invested in any Fifth Third Fund. There also is no sales charge for Fund shares purchased with distributions from qualified retirement plans or other trusts administered by Fifth Third Bank.


     o Shares purchased for trust or other advisory accounts established with the Advisor or its affiliates.

     o Shares purchased by current and retired directors, trustees, employees, and immediate family household members (spouse and children under 21) of the Advisor and its affiliates and any organization that provides services to the Funds; current and retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Advisor or the Administrator belongs.

     o Shares purchased in connection with 401(k) plans, 403(b) plans and other employer-sponsored Qualified Retirement Plans, "wrap" type programs, non-transactional fee fund programs, and fee-based programs offered by financial planners and other types of financial institutions (including omnibus service providers).


     o    Shares purchased by former Kent Fund Investment Class shareholders.


     o    Shares purchased through Fifth Third Bank's Donor Advised Fund
          Program.

     o Shares purchased by Trust Companies, Retirement Plan Record-Keeping Firms, or similar organizations that purchase on behalf of their clients from a Fund through an omnibus account.

     o Shares purchased with certain proceeds from redemptions of unaffiliated mutual fund shares. See details below in Purchases with Proceeds from Redemptions of Unaffiliated Mutual Fund Shares.

CLASS B SHARES

The CDSC will be waived under certain circumstances, including the following:

     o Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 70 1/2.

     o Redemptions from accounts following the death or disability of the shareholder.

     o Investors who purchased through a participant directed defined benefit plan.

     o    Returns of excess contributions to certain retirement plans.

     o Distributions of less than 12% of the annual account value under the Systematic Withdrawal Plan.

     o Shares issued in a plan of reorganization sponsored by Fifth Third Bank, or shares redeemed involuntarily in a similar situation.

     o Shares issued for sweep accounts where a sales commission was not paid at the time of purchase. In this case the maximum purchase amount is waived also.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

CLASS C SHARES

The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive their customary sales commission.

ADVISOR SHARES

The following transactions qualify for waivers of sales charges that apply to Advisor shares:

     o Shares purchased through asset-based fee investment products or managed accounts.

     o Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the advisor or its affiliates or invested in any Fifth Third Fund.

     o Shares purchased for trust or other advisory accounts established with the Advisor or its affiliates.

     o Shares purchased by current and retired directors, trustees, employees, and immediate family household members (spouse and children under 21) of the Advisor and its affiliates and any organization that provides services to the Funds; current and retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Advisor or the Administrator belongs.

     o Shares purchased in connection with 401(k) plans, 403(b) plans and other employer-sponsored Qualified Retirement Plans, "wrap" type programs, non-transactional fee fund programs, and fee-based programs offered by financial planners and other types of financial institutions (including omnibus service providers).


     o Shares purchased by shareholders who owned Advisor shares of any Fifth Third Fund prior to August 1, 2005.

     o Shares purchased by Trust Companies, Retirement Plan Record-Keeping Firms, or similar organizations that purchase on behalf of their clients from the Fund through an omnibus account.


     o Shares purchased with certain proceeds from redemptions of unaffiliated mutual fund shares. See details below in Purchases with Proceeds from Redemptions of Unaffiliated Mutual Fund Shares.

ADDITIONAL INFORMATION ABOUT SALES CHARGES

Current information regarding the Fund's sales charges and breakpoints is available by hyperlink on the Funds' Web site at www.53.com.

REINSTATEMENT PRIVILEGE

If you have sold Class A or Advisor shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED MUTUAL FUND SHARES


An investor may purchase Class A or Advisor shares of the Fund at net asset value (i.e., without a sales charge) with the proceeds from the redemption of shares of an unaffiliated mutual fund that is not a money market or stable net asset value fund ("Eligible Unaffiliated Shares") if the purchase or redemption of Eligible Unaffiliated Shares and the purchase of Class A or Advisor shares of the Fund are made through the same financial institution, and Eligible Unaffiliated Shares were purchased or redeemed subject to a sales charge. Such purchase at net asset value may be made regardless of the period during which the Eligible Unaffiliated Shares were held. In all cases, the purchase must be made within 60 days of the redemption of the Eligible Unaffiliated Shares, and the Fund must be notified by the investor in writing, or by the investor's financial institution, at the time the purchase is made.


DISTRIBUTION/SERVICE (12B-1) FEES

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of the Fund's shares and/or for providing shareholder services.

In particular, for Class B, Class C and Advisor shares, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


The 12b-1 fees vary by share class as follows:


     o Class A shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Fund, which the Distributor may use for shareholder servicing and distribution.


     o Class B shares pay a 12b-1 fee at an annual rate of up to 1.00% of the average daily net assets of the Fund. The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.


     o Class C shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the Fund, which the Distributor may use for distribution. This will cause expenses for Class C shares to be higher and dividends to be lower than for Class A shares. The higher 12b-1 fee on Class C shares, together with the CDSC, help the Distributor sell Class C shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

     o Advisor shares may pay a 12b-1 fee at an annual rate of up to 0.50% of the average daily net assets of the Fund, which the Distributor may use for shareholder servicing and distribution.

Please note that Class C shares pay a non-12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.


Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.


While Class B and Class C shares do not have any front-end sales charges, their higher ongoing annual expenses (due to higher 12b-1 fees) mean that over time Class B and Class C shareholders could end up paying more for these shares than if such shareholders would have purchased Class A or Advisor shares and paid a front-end sales charge.


Your financial intermediary may not sell shares in all classes of the Fund or may sell classes that are more expensive to you as compensation or reimbursement for differing levels of servicing or expenses associated with your account. The Fund cannot be responsible for ensuring that your financial intermediary is placing you in the most appropriate class of shares as we are not privy to details of your account and are unable to make a determination as to which class is most suitable. You should discuss all compensation with your financial intermediary and be aware of how your account might be affected.


CONVERSION TO CLASS A SHARES


Class B shares convert automatically to Class A shares 8 years after purchase. After conversion, the 12b-1 fees applicable to your shares are reduced from 1.00% to 0.25% of the average daily net assets of the Fund.


DEALER COMPENSATION AND INCENTIVES

The Distributor pays Dealers selling Class A and Advisor shares a one-time concession at the time of sale ("Concession") equal to the "Dealer Reallowance" set forth in the respective sales load schedules under "Calculation of Sales Charges - Class A Shares" and "Calculation of Sales Charges - Advisor Shares." Additionally, dealers receive monthly ongoing compensation of up to 0.25% and 0.50%, respectively, per year of the net asset value of the Class A and Advisor shares owned by their customers as compensation for servicing such shareholders' accounts. The Distributor may pay Dealers a finders fee on purchases of Class A shares exceeding $1,000,000, as described in the Statement of Additional Information.

The Distributor pays Dealers selling Class B shares a Concession equal to 4% of the purchase amount. Additionally, dealers receive monthly ongoing compensation of up to 0.25% per year of the net asset value of the Class B shares owned by their customers as compensation for servicing such shareholders' accounts.

The Distributor pays Dealers selling Class C shares a Concession equal to 1% of the purchase amount. Additionally, during the first 18 months following each sale, dealers receive monthly ongoing compensation of up to 0.25% per year of the net asset value of such Class C shares for servicing such shareholders' accounts. Thereafter, dealers receive quarterly ongoing compensation of 1.00% per year of such Class C shares (0.25% per year for servicing the shareholder accounts, and 0.75% per year as additional reallowance or concession).

With respect to Class A, Class B, Class C and Advisor shares, no Concession is paid on shares issued in connection with reinvestments of dividends and capital gains distributions.

In addition, the Distributor and the Advisor or their affiliates, in their sole discretion and out of their own assets, may pay additional amounts to Dealers in connection with the marketing and sale of Fund shares.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------


All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions. Dividends are higher for Class A shares than for Class B shares, Class C shares or Advisor shares, because Class A shares have lower operating expenses than Class B shares, Class C shares or Advisor shares.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared and paid quarterly by the Fifth Third Dividend Growth Fund.

Capital gains, if any, are distributed at least annually.

As discussed in detail in the Statement of Additional Information, if the Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

TAXATION
--------------------------------------------------------------------------------
FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

TAXATION OF DISTRIBUTIONS

The Fund expects to distribute substantially all of its net investment income (including short-term gains and tax-exempt interest income, if any) and net capital gains (including any capital gains derived by virtue of realignments of the portfolio in accordance with changes in investment strategies). For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains, if any, are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For the taxable years beginning on or before December 31, 2008, distributions of investment income designated by the fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. Distributions will be taxable to shareholders whether a shareholder receives them in cash or additional shares. Distributions will be taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

SPECIAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS

In general, dividends (other than capital gain dividends) paid to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund generally will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and
(ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Fund. This provision will first apply to the Fund in its taxable year beginning August 1, 2005.


This is a brief summary of certain income tax consequences relating to an investment in the Fund, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND
--------------------------------------------------------------------------------

Investment in Exchange-Traded Funds. The Fund may invest in exchange-traded funds, such as iShares(R) Trust and iShares(R), Inc. ("iShares(R)").*

iShares(R) is a registered investment company unaffiliated with the Fund that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The Fund may invest in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.

ADDITIONAL COMPENSATION TO SERVICING AGENTS

The Advisor and/or Distributor and/or their affiliates may pay amounts from their own assets to selling or servicing agents of the Fund for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing related services, or access advantages to the Fund, including, for example, presenting the Fund on "approved" or "select" lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Advisor and/or Distributor and/or their affiliates may pay amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Fund's transfer agent. The Fund also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance for the past five years or the period of the Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Financial highlights for Advisor shares are not presented because these shares are newly offered and do not have a financial history. The information for the Fund has been audited by PricewaterhouseCoopers LLP for the years ended July 31, 2002, July 31, 2003 and July 31, 2004. Other independent auditors audited the information for the years ending July 31, 2001 and prior. PricewaterhouseCoopers LLP's report, along with the Fund's financial statements, is incorporated by reference in the SAI, which is available upon request.

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    CHANGE IN NET ASSETS                           LESS DIVIDENDS AND
                                                 RESULTING FROM OPERATIONS                         DISTRIBUTIONS FROM
                                              -------------------------------                   ------------------------
                                                                 NET REALIZED
                                                                          AND
                                                                   UNREALIZED      CHANGE IN
                              NET ASSET                         GAINS/(LOSSES)    NET ASSETS
                                 VALUE,                NET               FROM      RESULTING           NET           NET
                              BEGINNING         INVESTMENT         INVESTMENT           FROM    INVESTMENT      REALIZED
                              OF PERIOD       INCOME/(LOSS)      TRANSACTIONS     OPERATIONS        INCOME         GAINS
--------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS A SHARES
Year ended 7/31/00               $37.20              (0.21)             1.61           1.40             --        (0.55)
Year ended 7/31/01               $38.05                 --            (11.74)        (11.74)            --        (1.03)
Year ended 7/31/02               $25.28              (0.29)            (7.11)         (7.40)            --           --
Year ended 7/31/03               $17.88              (0.16)             0.22           0.06             --           --
Year ended 7/31/04               $17.94              (0.20)             1.08           0.88             --           --
Six months ended 1/31/05+        $18.82              (0.09)^            1.11           1.02             --           --
--------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS B SHARES
10/11/00(c) to 7/31/01           $34.43                 --             (7.81)         (7.81)            --        (1.03)
Year ended 7/31/02               $25.59              (0.34)            (7.40)         (7.74)            --           --
Year ended 7/31/03               $17.85              (0.24)             0.16          (0.08)            --           --
Year ended 7/31/04               $17.77              (0.31)             1.05           0.74             --           --
Six months ended 1/31/05+        $18.51              (0.16)^            1.09           0.93             --           --
--------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS C SHARES
Year ended 7/31/00               $36.92              (0.47)             1.66           1.19             --        (0.55)
Year ended 7/31/01               $37.56                 --            (11.78)        (11.78)            --        (1.03)
Year ended 7/31/02               $24.75              (0.50)            (6.88)         (7.38)            --           --
Year ended 7/31/03               $17.37              (0.30)             0.23          (0.07)            --           --
Year ended 7/31/04               $17.30              (0.36)             1.07           0.71             --           --
Six months ended 1/31/05+        $18.01              (0.16)^            1.07           0.91             --           --
--------------------------------------------------------------------------------------------------------------------------


FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                        RATIOS/SUPPLEMENTAL DATA
                                                                   -----------------------------------------------------------------
                                                                            RATIOS OF                   RATIOS OF
                                              NET        TOTAL         NET   EXPENSES   RATIOS OF NET    EXPENSES
                                  TOTAL     ASSET       RETURN     ASSETS,         TO      INVESTMENT          TO
                              DIVIDENDS    VALUE,    (EXCLUDES      END OF    AVERAGE    INCOME/(LOSS)    AVERAGE      PORTFOLIO
                                    AND    END OF        SALES      PERIOD        NET      TO AVERAGE         NET       TURNOVER
                          DISTRIBUTIONS    PERIOD       CHARGE)     (000'S)    ASSETS      NET ASSETS      ASSETS (a)       RATE (b)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS A SHARES
Year ended 7/31/00                (0.55)   $38.05        3.81%     $42,842      1.32%         (0.47%)       1.32%            53%
Year ended 7/31/01                (1.03)   $25.28      (31.44%)    $20,106      1.36%         (0.73%)       1.48%           139%
Year ended 7/31/02                   --    $17.88      (29.27%)    $ 9,132      1.63%         (1.03%)       1.63%            70%
Year ended 7/31/03                   --    $17.94        0.34%     $ 8,264      1.72%         (0.92%)       1.89%            50%
Year ended 7/31/04                   --    $18.82        4.91%     $ 9,391      1.68%         (0.98%)       2.00%            81%
Six months ended 1/31/05+            --    $19.84        5.42%*    $ 7,740      1.70%**       (0.97%)**     2.07%**           7%
------------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS B SHARES
10/11/00(c) to 7/31/01            (1.03)   $25.59      (23.35%)*   $   158      2.17%**       (1.54%)**     2.57%**         139%
Year ended 7/31/02                   --    $17.85      (30.25%)    $   285      2.27%         (1.89%)       2.27%            70%
Year ended 7/31/03                   --    $17.77       (0.45%)    $   350      2.47%         (1.68%)       2.63%            50%
Year ended 7/31/04                   --    $18.51        4.16%     $   441      2.43%         (1.74%)       2.74%            81%
Six months ended 1/31/05+            --    $19.44        5.02%*    $   344      2.45%**       (1.72%)**     2.82%**           7%
------------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS C SHARES
Year ended 7/31/00                (0.55)   $37.56        3.26%     $ 4,171      1.82%         (0.97%)       2.07%            53%
Year ended 7/31/01                (1.03)   $24.75      (31.97%)    $ 1,935      2.05%         (1.42%)       2.32%           139%
Year ended 7/31/02                   --    $17.37      (29.82%)    $   837      2.38%         (1.78%)       2.38%            70%
Year ended 7/31/03                   --    $17.30       (0.40%)    $   727      2.47%         (1.67%)       2.64%            50%
Year ended 7/31/04                   --    $18.01        4.10%     $   580      2.43%         (1.71%)       2.75%            81%
Six months ended 1/31/05+            --    $18.92        5.05%*    $   562      2.45%**       (1.72%)**     2.82%**           7%
------------------------------------------------------------------------------------------------------------------------------------

(a) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(c)  Reflects date of commencement of operations.
+    Unaudited.
^    Average shares method used in calculation.
*    Not annualized.
**   Annualized.


                                  24-25 SPREAD

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                                       26

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                                       27

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                                       28

ADDRESSES
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Fifth Third Funds                                                        Fifth Third Funds
Dividend Growth Fund                                                     3435 Stelzer Road
Class A Shares                                                           Columbus, Ohio 43219
Class B Shares
Class C Shares
Advisor Shares
---------------------------------------------------------------------------------------------------------------------

Investment Advisor                                                       Fifth Third Asset Management, Inc.
                                                                         38 Fountain Square Plaza
                                                                         Cincinnati, Ohio 45263
---------------------------------------------------------------------------------------------------------------------

Distributor                                                              Fifth Third Funds Distributor, Inc.
                                                                         3435 Stelzer Road
                                                                         Columbus, Ohio 43219
---------------------------------------------------------------------------------------------------------------------

Administrator, Accountant and Custodian                                  Fifth Third Bank
                                                                         38 Fountain Square Plaza
                                                                         Cincinnati, Ohio 45263
---------------------------------------------------------------------------------------------------------------------

Sub-Administrator                                                        BISYS Fund Services Limited Partnership
                                                                         3435 Stelzer Road
                                                                         Columbus, Ohio 43219
---------------------------------------------------------------------------------------------------------------------

Transfer and Dividend Disbursing Agent and Sub-Accountant                BISYS Fund Services Ohio, Inc.
                                                                         3435 Stelzer Road
                                                                         Columbus, Ohio 43219
---------------------------------------------------------------------------------------------------------------------


Independent Registered Public Accounting Firm                            PricewaterhouseCoopers LLP
                                                                         100 East Broad Street
                                                                         Suite 2100
                                                                         Columbus, Ohio 43215
---------------------------------------------------------------------------------------------------------------------


The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. The Fund's annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Fund's performance during the Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


--------------------------------------------------------------------------------

YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUND. IN ADDITION, YOU MAY CONTACT THE FUND AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: HTTP://WWW.53.COM*

--------------------------------------------------------------------------------


               *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o    At no charge from the Commission's Website at http://www.sec.gov.


                            Logo: FIFTH THIRD FUNDS


                                       Investment Company Act file no. 811-5669.

                                FIFTH THIRD FUNDS
                        FIFTH THIRD DIVIDEND GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2005


This Statement of Additional Information (the "SAI") relates to the Prospectuses of the Fifth Third Dividend Growth Fund (the "Fund"), a portfolio of Fifth Third Funds (the "Trust") dated August 1, 2005.

This SAI is incorporated in its entirety into the Prospectuses and should be read with the Prospectuses of the Fund.

To receive a copy of either Prospectus, you may write the Trust or call toll-free (800) 282-5706. This SAI is not a prospectus.

                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                TABLE OF CONTENTS

                                                                            PAGE

GENERAL INFORMATION ABOUT THE TRUST............................................2
INVESTMENT OBJECTIVE AND POLICIES OF THE FUND..................................3
   INVESTMENT OBJECTIVE........................................................3
   FUNDAMENTAL LIMITATIONS.....................................................3
ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES......6
   TYPES OF INVESTMENTS........................................................6
   PORTFOLIO TURNOVER.........................................................14
FIFTH THIRD FUNDS MANAGEMENT..................................................15
   COMMITTEES OF THE BOARD OF TRUSTEES........................................18
   TRUSTEE LIABILITY..........................................................21
   CODES OF ETHICS............................................................21
   VOTING PROXIES ON FUND PORTFOLIO SECURITIES................................21

   DISCLOSURE OF PORTFOLIO HOLDINGS...........................................22

INVESTMENT ADVISORY SERVICES..................................................25
   INVESTMENT ADVISOR TO THE TRUST............................................25
   ADVISORY FEES..............................................................26
   ADMINISTRATIVE SERVICES....................................................26
   CUSTODY OF FUND ASSETS.....................................................27
   TRANSFER AND DIVIDEND DISBURSING AGENT AND SUB-ACCOUNTANT..................27
   ADDITIONAL SERVICES........................................................27
   FUND ACCOUNTING............................................................27
   LEGAL COUNSEL..............................................................28
BROKERAGE TRANSACTIONS........................................................28
PURCHASING SHARES.............................................................30
   DISTRIBUTION PLAN..........................................................30
   CONVERSION OF CLASS B SHARES TO CLASS A SHARES.............................31
   CONVERSION TO FEDERAL FUNDS................................................31
   PAYMENTS TO DEALERS........................................................32
ADDITIONAL PAYMENTS BY THE DISTRIBUTOR AND/OR THE ADVISOR AND
   THEIR AFFILIATES...........................................................34
   TRANSACTION FEE............................................................35
SELLING YOUR SHARES...........................................................35
   REDEMPTION IN KIND.........................................................35
   POSTPONEMENT OF REDEMPTIONS................................................36
DETERMINING NET ASSET VALUE...................................................36
   VALUATION OF THE FUND......................................................36
   USE OF AMORTIZED COST......................................................38
   TRADING IN FOREIGN SECURITIES..............................................38
TAX STATUS....................................................................38
   QUALIFICATION AS A REGULATED INVESTMENT COMPANY............................38
   DISTRIBUTIONS..............................................................40
   EXEMPT-INTEREST DIVIDENDS..................................................41

   FOREIGN TAXES, FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED
     HEDGING TRANSACTIONS.....................................................43
   SELLING SHARES.............................................................44
   HEDGING....................................................................44
   DISCOUNT SECURITIES........................................................45
   BACKUP WITHHOLDING.........................................................45
   TAX SHELTER REPORTING REGULATIONS..........................................45
   SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS...............................46
   NON-U.S. SHAREHOLDERS......................................................46
FINANCIAL STATEMENTS..........................................................47
APPENDIX......................................................................47

                       GENERAL INFORMATION ABOUT THE TRUST

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988.

The Trust's Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities, and it permits the Trust to offer separate classes of each such series. This Statement of Additional Information relates to the Fifth Third Dividend Growth Fund, formerly the Fifth Third Select Stock Fund (the "Fund").

The Trust offers shares of the Fund in the following classes: Class A, Class B, Class C, Advisor and Institutional.

The Fund is an "open-end" management investment company, and is a "non-diversified" company, as those terms are defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Among other things, a diversified Fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer. A non-diversified Fund, such as the Fund, is not subject to the foregoing restriction.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Fund's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fifth Third Funds, shareholders of the Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

Shares of the Fund are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon, and (iii) only the holders of Class A, Class B, Class C and Advisor shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan applicable to such class. There will normally be no meetings of shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Fifth Third Funds and filed with the Fifth Third Funds' custodian or by vote of the holders of two-thirds of the outstanding shares of the Fifth Third Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares of any Fund. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

As used in this Statement of Additional Information, a "vote of a majority of the outstanding shares" of the Fifth Third Funds or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Fifth Third Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Fifth Third Funds or such Fund are represented in person or by proxy, or (b) more than 50% of the votes attributable to the outstanding shares of the Fifth Third Funds or such Fund.

For purposes of determining the presence of a quorum and counting votes on the matters presented, Shares represented by abstentions and "broker non-votes" will be counted as present, but not as votes cast, at the Meeting. Under the 1940 Act, the affirmative vote necessary to approve the matter under consideration may be determined with reference to a percentage of votes present at the Meeting, which would have the effect of treating abstentions and non-votes as if they were votes against the proposal.

The Fund's executive offices are located at 3435 Stelzer Road, Columbus, Ohio 43219.

The Trustees are responsible for managing the business and affairs of the Trust. The Fund is advised by Fifth Third Asset Management, Inc. (the "Advisor"). Fifth Third Asset Management, Inc. is a wholly-owned subsidiary of Fifth Third Bancorp.


                 INVESTMENT OBJECTIVES AND POLICIES OF THE FUND

The Prospectuses state the investment objective of the Fund and discuss certain investment policies employed to achieve that objective. The following discussion supplements the description of the Fund's investment policies in the prospectuses.

INVESTMENT OBJECTIVE

The Fund's investment objective is fundamental and may not be changed without shareholder approval.

FUNDAMENTAL LIMITATIONS

The Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed without approval of the holders of a majority of the Fund's outstanding shares.

ISSUING SENIOR SECURITIES AND BORROWING MONEY.

The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that the Fund may enter into futures contracts.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, the Fund does not intend to borrow money.

SELLING SHORT AND BUYING ON MARGIN.

The Fund will not sell any securities short or purchase any securities on margin, but the Fund may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

PLEDGING ASSETS.

The Fund will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, the Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of the Fund's assets.

LENDING CASH OR SECURITIES.

The Fund will not lend any of its assets except that (i) cash may be lent to other Funds of the Trust subject to applicable SEC limitations and (ii) portfolio securities up to one-third of the value of its total assets may be lent to third parties. The preceding limitation shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

INVESTING IN COMMODITIES.

The Fund will not purchase or sell commodities or commodity contracts.

INVESTING IN REAL ESTATE.

The Fund will not purchase or sell real estate, including limited partnership interests, although the Fund may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

DEALING IN PUTS AND CALLS.

The Fund will not buy or sell put options (with the exception of listed put options on financial futures contracts), call options (with the exception of listed call options or over-the-counter call options on futures contracts), straddles, spreads, or any combination of these.

CONCENTRATION OF INVESTMENTS.

The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.

UNDERWRITING.

The Fund will not underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

NON-FUNDAMENTAL LIMITATIONS

The Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

INVESTING IN ILLIQUID SECURITIES.

The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES.

The Fund may invest in shares of other investment companies, including shares of iShares(R). The Fund will limit its investments in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, no more than 5% of its total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions.

The limitations listed above are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.

In addition, pursuant to an exemptive order dated July 8, 2003 received from the Securities and Exchange Commission (the "SEC"), the Fund may (i) invest up to 25% of its assets, including cash reserves that have not been invested in portfolio securities, in shares of the Fifth Third Money Market Funds and (ii) invest assets in excess of the 3%, 5%, and 10% limits described above. Reliance on the exemptive relief requires adherence with the conditions set forth under the relief.

Pursuant to an exemptive order issued to iShares(R) dated April 15, 2003 received from the SEC, the Fund may (i) invest up to 25% of its assets in iShares(R) and (ii) invest its net assets in excess of the 3%, 5% and 10% limits described above. Reliance on the exemptive relief requires adherence with the conditions set forth under the relief.

It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by the Fund in shares of another investment company would be subject to such expenses.

Investment companies include exchange traded funds ("ETFs"). See the disclosure under the heading Exchange Traded Funds.

MISCELLANEOUS.

Except with respect to the Fund's policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

    ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES

                              TYPES OF INVESTMENTS


BANK INSTRUMENTS.

The Fund may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. However, these instruments are not necessarily guaranteed by those organizations.

EXCHANGE-TRADED FUNDS

The Fund may invest in shares of various ETFs, including exchange-traded index and bond funds. Such ETFs include those listed on U.S. and foreign exchanges. ETFs seek to track the performance of various securities indices. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or bonds rises and falls. The market value of their shares may differ from the net asset value of the Fund. The Fund will bear its ratable share of the ETFs' expenses, including its advisory and administration fees. At the same time, the Fund will continue to pay its own investment management fees and other expenses. As a result, the Fund will absorb duplicate levels of fees with respect to investments in ETFs.

Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. Pursuant to an exemptive order issued to iShares(R) Trust and iShares(R), Inc. ("iShares")* dated April 15, 2003, and provided that the conditions of the order are met, the Fund may (i) invest up to 25% of its assets in iShares(R) and (ii) invest its net assets in excess of the 3% limit described above.

The Fund may invest in exchange-traded funds, such as iShares(R).

iShares(R) is a registered investment company unaffiliated with the Fund that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

*        iShares(R)is a registered trademark of Barclays Global Investors, N.A.
         ("BGI"). Neither BGI nor iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) Fund.

FUTURES AND OPTIONS TRANSACTIONS.

The Fund may engage in futures and options transactions to create investment exposure or to hedge to the extent consistent with its investment objective and policies.

As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolios through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. The Fund may attempt to create investment exposure or to hedge all or a portion of its portfolios by buying and selling financial futures contracts and writing call options on futures contracts. The Fund may also write covered call options on portfolio securities.

The Fund will maintain its positions in securities, options, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series.

FUTURES CONTRACTS.

The Fund may enter into futures contracts. A futures contract is a firm commitment by the seller, who agrees to make delivery of the specific type of security called for in the contract ("going short"), and the buyer, who agrees to take delivery of the security ("going long") at a certain time in the future. However, a securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying securities in the index is made.

Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future.

The purpose of the acquisition or sale of a futures contract by a Fund may be to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" to hedge against a decline in market interest rates. The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets.

STOCK INDEX OPTIONS.

The Fund may purchase put options on stock indices listed on national securities exchanges or traded in the over the counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.

The effectiveness of purchasing stock index options will depend on the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to the ability of the Advisor to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS.

The Fund may purchase listed put options on financial futures contracts. The Fund would use these options only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates or to create investment exposure.

Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the realized decrease in value of the hedged securities.

Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS.

The Fund may write listed call options or over-the-counter call options on futures contracts, to hedge its portfolio against an increase in market interest rates or to create investment exposure. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase. In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can help substantially offset the drop in value of the Fund's portfolio securities.

Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the realized decrease in value of the hedged securities.

LIMITATION ON OPEN FUTURES POSITIONS.

The Fund will not maintain open positions in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the securities or securities index underlying the futures contract and the futures contracts. If the Fund exceeds this limitation at any time, it will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"MARGIN" IN FUTURES TRANSACTIONS.

Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

CONVERTIBLE SECURITIES.

The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the opinion of the Advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise the Fund may hold or trade convertible securities.

In selecting convertible securities for the Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

WARRANTS.

The Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

CASH.

From time to time, such as when suitable securities are not available, the Fund may retain a portion of its assets in cash. Any portion of the Fund's assets retained in cash may reduce the Fund's return.

U.S. GOVERNMENT OBLIGATIONS.

The types of U.S. government obligations in which the Fund may invest include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, but are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), and non-mortgage securities or term securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy. The Student Loan Marketing Association can also issue debt as a corporation, which is not considered a U.S. Government obligation.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS.

The Fund may enter into when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked-to-market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 25% of the total value of its assets.

REPURCHASE AGREEMENTS.

The Fund may enter into repurchase agreements. A repurchase agreement is an agreement whereby a fund takes possession of securities from another party in exchange for cash and agrees to sell the security back to the party at a specified time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisor to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS.

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

LENDING OF PORTFOLIO SECURITIES.

The Fund may lend portfolio securities. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

RESTRICTED AND ILLIQUID SECURITIES.

The Fund may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Fund, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. (The Fund believes that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid.) The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) securities, as determined by the Advisor as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the SEC staff has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.

TEMPORARY AND DEFENSIVE INVESTMENTS.

The Fund may hold up to 100% of its assets in cash or short-term debt securities for temporary defensive purposes. The Fund will adopt a temporary defensive position when, in the opinion of the Advisor, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of short-term instruments in which the Fund may invest for such purposes include short-term money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's ("S&P") or the "Prime" major rating category by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P or Moody's.

PORTFOLIO TURNOVER


The Fund will not attempt to set or meet portfolio turnover rates since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objectives. The portfolio turnover rates for the Fund for the fiscal years ended July 31, 2004, July 31, 2003 and July 31, 2002 were as follows:

                        FISCAL YEAR            FISCAL YEAR          FISCAL YEAR
                            ENDED                ENDED                 ENDED
                        JULY 31, 2004         JULY 31, 2003        JULY 31, 2002


                             81%                   50%                  70%

                          FIFTH THIRD FUNDS MANAGEMENT

The Trustees and officers of the Trust, their ages, the position they hold with the Trust, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

                              INDEPENDENT TRUSTEES
                                                                                              NUMBER OF
                                    TERM OF OFFICE                                           PORTFOLIOS
                                          AND                                              IN FUND COMPLEX
     NAME AND      POSITION(S) HELD    LENGTH OF     PRINCIPAL OCCUPATION(S) DURING THE      OVERSEEN BY      OTHER DIRECTORSHIPS
  DATE OF BIRTH     WITH THE TRUST   TIME SERVED               PAST 5 YEARS                   TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
David J. Durham   Trustee           Indefinite,    President and Chief Executive Officer         35         None
Date of Birth:                      June 2001-     of Clipper Products, Inc., a
5/10/1945                           Present        wholesale distributor, 1997-Present.

J. Joseph Hale    Trustee           Indefinite,    Vice President and Chief                      35         Trustee for Hanover
Jr.                                 March          Communications Officer, Cinergy                          College. National
Date of Birth:                      2001-Present   Corp., September 2004-Present.                           Underground Freedom
9/11/1949                                          President, Cinergy Foundation,                           Center, the Cincinnati
                                                   November 2001- Present. President,                       Zoo, the Ohio Arts
                                                   Cinergy Corp., Cincinnati Gas &                          Council, the Cincinnati
                                                   Electric Co., The Union Light Heat &                     Parks Foundation and
                                                   Power Co., July 2000-October 2001.                       Playhouse in the Park.
                                                   Vice President, Corporate
                                                   Communications.

John E. Jaymont   Trustee           Indefinite,    August 1996-June 2000. AVP, PIANKO,           35         Printing Industries of
Date of Birth:                      October 2001-  Feb. 2002- Present. Business                             America: Web Offset
12/5/1944                           Present        Management Consultant, April                             Assoc., Director; Master
                                                   2000-February 2002. President,                           Printers of America,
                                                   Metroweb Corp. (publications                             Director.
                                                   printing) 1997-2000.


                                       15

David J. Gruber   Trustee           Indefinite,    Resources Global Professionals,               35         None
Date of Birth:                      December       Project Professional, January
8/19/1963                           2003-Present   2005-present, Ohio Arts & Sports
                                                   Facilities Commission (state
                                                   funding oversight agency),
                                                   CFO, April 2003-January 2005.
                                                   Ohio Expositions Commission
                                                   (state fair and expo center),
                                                   Finance Director, April
                                                   1996-March 2003.

                               INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Edward Burke         Chairman-         Indefinite,    Carey Realty Investments, Inc.             35         The Foundation of the
Carey*               Board of          January        (real estate development and                          Catholic Diocese of
Date of Birth:       Trustees          1989-Present   consulting), President,                               Columbus-Trustee Ohio
7/7/1945                                              1991-Present.                                         and Kentucky Chapters
                                                                                                            of the Counselors of
                                                                                                            Real Estate-Trustee,
                                                                                                            Chairman.
-------------------

* Mr. Carey is treated by the Trust as an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Trust and the Investment
         Advisor. Mr. Carey is an "interested person" because of his business transactions with Fifth Third Bank and its affiliates.

                                    OFFICERS
----------------------------------------------------------------------------------------------------------------------
                                   POSITION(S)                TERM OF
                                      HELD                  OFFICE AND
         NAME AND                   WITH THE                 LENGTH OF                PRINCIPAL OCCUPATION(S)
       DATE OF BIRTH                  TRUST                 TIME SERVED               DURING THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------


Bryan C. Haft               President                Indefinite,              Employee of BISYS Fund Services
Date of Birth: 1/23/1965                             June 2005 -              Limited Partnership since 1992
                                                     Present

Russell D. Ungerman         Vice President           Indefinite,              Assistant Vice President of Fifth Third
Date of Birth: 2/9/1971                              September                Bank since 1998.
                                                     2002-Present


Rodney L. Ruehle            Anti-Money               Indefinite,              Employee of BISYS Fund
Date of Birth: 4/26/1968    Laundering               September                Services Limited Partnership
                            and Chief Compliance     2001-Present             since August 1995.
                            Officer

Alaina Metz                 Assistant Secretary      Indefinite, September    Employee of BISYS Fund Services
Date of Birth:                                       2004 - Present           Limited Partnership since June 1995.
4/4/1967

Steven D. Pierce            Treasurer                Indefinite, March 2005 - Employee of BISYS Fund Services
Date of Birth:                                       Present                  Limited Partnership since April 1999.
11/12/1965

Warren Leslie               Assistant                Indefinite,              Employee of BISYS Funds
Date of Birth: 2/13/1962    Secretary and            September                Service Limited Partnership
                            Assistant                2001-Present             since May 1995.
                            Treasurer

For interested Trustees and Officers, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table:

                         POSITIONS HELD WITH AFFILIATED PERSONS OR PRINCIPAL
NAME                                 UNDERWRITERS OF THE FUNDS


Bryan C. Haft        BISYS Fund Services, Vice President, Client Services

Russell Ungerman     Fifth Third Bank, Assistant Vice President
Rodney L. Ruehle     BISYS Fund Services, Vice President, CCO Services
Warren Leslie        BISYS Fund Services, Director, Client Services
Alaina V. Metz       BISYS Fund Services, Vice President, Regulatory Services
Steven D. Pierce     BISYS Fund Services, Vice President, Fund Administration &
                     Oversight

COMMITTEES OF THE BOARD OF TRUSTEES

AUDIT COMMITTEE

The purposes of the Audit Committee are to oversee the Trust's accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; to consider the selection of independent registered public accounting firm for the Trust and the scope of the audit; and to act as a liaison between the Trust's independent auditors and the full Board of Trustees. Messrs. Hale, Durham, Jaymont, and Gruber serve on this Committee. For the year ended December 31, 2004, there were three meetings of the Audit Committee.

NOMINATING COMMITTEE

The purpose of the Nominating Committee is to recommend qualified candidates to the Board in the event that a position is vacated or created. Messrs. Hale, Durham, and Jaymont serve on this committee. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of the Fifth Third Funds. During the year ended December 31, 2004, the Nominating Committee did not meet.

SECURITIES OWNERSHIP

For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Fund and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund's family of investment companies as of December 31, 2004:

                                                         AGGREGATE DOLLAR RANGE
                                                         OF EQUITY SECURITIES IN
                                                             ALL REGISTERED
                                                          INVESTMENT COMPANIES
                                                         OVERSEEN BY TRUSTEE IN
                           DOLLAR RANGE OF EQUITY         FAMILY OF INVESTMENT
      NAME OF TRUSTEE      SECURITIES IN THE FUND               COMPANIES

Edward Burke Carey                   None                    $50,001 - $100,000

J. Joseph Hale, Jr.                  None                         $1 - $10,000

David J. Durham                      None                    $50,001 - $100,000

John E. Jaymont                      None                         $1 - $10,000

David J. Gruber                      None                         $1 - $10,000


For independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust as of December 31, 2004:

                        NAME OF OWNERS
                              AND
      NAME OF            RELATIONSHIPS                        TITLE OF          VALUE OF        PERCENT OF
      TRUSTEE             TO TRUSTEE          COMPANY           CLASS          SECURITIES        OF CLASS
J. Joseph Hale, Jr.           N/A               N/A              N/A               N/A              N/A
David J. Durham               N/A               N/A              N/A               N/A              N/A
John E. Jaymont               N/A               N/A              N/A               N/A              N/A
David J. Gruber               N/A               N/A              N/A               N/A              N/A

As of June 30, 2005, the Officers and Trustees owned less than 1% of any class of the Fund.


TRUSTEES COMPENSATION

                              AGGREGATE COMPENSATION      TOTAL COMPENSATION
                                   FROM THE FUND          FROM FUNDS AND FUND
                                   FOR THE FICSAL      COMPLEX PAID TO TRUSTEES
                                    YEAR ENDING       FOR THE FISCAL YEAR ENDING
NAME OF PERSON, POSITION           JULY 31, 2004            JULY 31, 2004

Edward Burke Carey, Trustee            $70                     $41,500
J. Joseph Hale, Jr., Trustee            57                      34,000
David J. Durham, Trustee                57                      34,000
John E. Jaymont, Trustee                61                      36,000
David J. Gruber, Trustee                41                      25,000


The following table indicates the name, address, and percentage of ownership of each person who owns of record or is known by the Trust to own beneficially 5% or more of any Class of the Fund's outstanding shares as of June 30, 2005:


                                                                  PERCENT OF THE
                                                                    CLASS TOTAL
                                                                  ASSETS HELD BY
                                                                 THE SHAREHOLDER
FUND/CLASS                                                RECORD                 BENEFICIAL


SELECT STOCK FUND CLASS A

National Financial Services LLC
777 Commerce Blvd
Carlstadt  NJ  07072                                      95.58%                     --

SELECT STOCK FUND CLASS B

National Financial Services LLC
777 Commerce Blvd
Carlstadt  NJ  07072                                      99.27%                     --

SELECT STOCK FUND CLASS C

National Financial Services LLC
777 Commerce Blvd
Carlstadt  NJ  07072                                      96.35%                     --

SELECT STOCK FUND INST CLASS

Fifth Third Bank
Trust Operations
38 Fountain Sq Plaza MD 1090F2
Cincinnati  OH  45263                                     25.13%                     22.85%

Fifth Third Bank Trustee
Various Fascorp Record Kept Plans
8515 E Orchard Rd
Greenwood Village  CO  80111                              20.43%                     0%

National Financial Services LLC
777 Commerce Blvd
Carlstadt  NJ  07072                                       9.61%                     --

Lee G Jordan
Nancy C Jordan
10629 Winterwood
Carmel  IN  460328258                                      5.30%                     --



TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

CODES OF ETHICS

Each of the Trust, Fifth Third Asset Management, Inc., and BISYS Fund Services has adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code permits personnel subject to the code to invest in securities that may be purchased or held by the Fund.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Advisor authority to vote proxies on the securities held in a Fund's portfolio. The Board has also approved the Advisor's policies and procedures for voting the proxies, which are described below.

Proxy Voting Procedures

The Advisor has engaged Institutional Shareholders Service (ISS) to administer the proxy voting policy. The Advisor's Investment Committee reviews and adopts annually the proxy voting recommendations contained in the ISS Proxy Voting Guidelines Summary. The Chief Investment Officer of the Advisor must approve any deviations from these guidelines.

With respect to any proxy vote made on behalf of the Trust that involves a material conflict of interest for the Advisor, the Advisor will refer such proxy vote to the Special Proxy Voting Committee. The Special Proxy Voting Committee is composed exclusively of the independent Trustees of the Board of Trustees of the Funds and will conduct its activities according to the Special Proxy Voting Committee Charter.

Proxy Voting Policies

On matters of corporate governance, generally ISS will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction when the economic factors outweigh any neutral or negative governance changes; and, with respect to shareholder proposals, ask a company to submit its poison pill for shareholder ratification.

On matters of capital structure, generally ISS will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to reduce the par value of common stock, and for proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

On matters relating to management compensation, generally ISS will vote: for stock incentive plans that provide a dollar-for-dollar cash for stock exchange; and against proposals that would permit retirement plans for nonemployee directors.

On matters relating to corporate transactions, ISS will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. ISS will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. ISS will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Advisor may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if ISS decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though ISS typically votes against such measures in other contexts.

Information Regarding Proxy Votes

You may obtain information about how the Fund voted proxies related to its portfolio securities during the 12 month period ended July 31 by visiting the Securities and Exchange Commission's Web site at www.sec.gov or the Trust's Web site at www.53.com.


DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees has adopted on behalf of the Fund policies and procedures relating to disclosure of the Fund's portfolio securities. These policies and procedures (the "Procedures") are designed to protect the confidentiality of the Fund's portfolio holdings information and to prevent the selective disclosure of such information. The Procedures may be modified at any time with Board approval and, to the extent necessary, will be amended to conform to rules and regulations adopted by the SEC. No provision of the Procedures is intended to restrict or prevent the disclosure of portfolio holdings information that may be required by applicable law or requested by governmental authorities.

The Fund makes its portfolio holdings information available on the Funds' website at www.fifththirdfunds.com. The Funds' website contains the complete schedule of the Fund's portfolio holdings as of the most recent week's end. This information is posted on the Funds' website on the Tuesday following each week's end, and remains accessible on the website until the next week's information is posted. The posted schedules include the following information for each portfolio security (not including cash positions) held by the Fund as of the relevant week's end: (1) CUSIP number; (2) the name of the issuer; (3) number of shares or aggregate par value held; and (4) traded market value. In addition, the Fund's portfolio holdings are disclosed to the public, on a quarterly basis, on forms required to be filed with the SEC. The Fund's Form N-CSRs (with respect to each annual period and semi-annual period) and Form N-Qs (with respect to the first and third quarters of the Fund's fiscal year) are available on the SEC's website at www.sec.gov. If the Fund's portfolio holdings information is disclosed to the public (either through a filing on the SEC's EDGAR website or otherwise) before the disclosure of the information on the Funds' website, the Fund may post such information on the Funds' website. Except as provided in the Procedures, the Fund's portfolio holdings may not be disclosed to unaffiliated third parties prior to posting on the website.

Disclosure of the Fund's portfolio holdings information that is not publicly available ("Confidential Portfolio Information") may be made to the Investment Manager, Fund accountant, or the Fund's custodian. In addition, to the extent permitted under applicable law, the Investment Manager may distribute (or authorize the Fund's custodian to distribute) Confidential Portfolio Information more frequently than provided above, or in advance of the website posting, to the Fund's service providers ("Service Providers") who require access to such information in order to fulfill their contractual duties with respect to the Fund (such as custodial services, pricing services, proxy voting services, accounting and auditing services and research and trading services) and to facilitate the review of the Fund by certain mutual fund analysts and rating agencies (such as Morningstar and Lipper Analytical Services) ("Rating Agencies"); provided that such disclosure is limited to the information that the Investment Manager believes is reasonably necessary in connection with the services to be provided. The Service Providers and Rating Agencies may not provide portfolio holdings information to their subscribers in advance of the public dissemination dates described above.

Before any disclosure of Confidential Portfolio Information to Service Providers or Rating Agencies is permitted, the Investment Manager's Chief Compliance Officer or persons designated by the Investment Manager's Chief Compliance Officer (the "Authorizing Persons") must determine that, under the circumstances, such disclosure is in or not opposed to the best interests of Fund shareholders. In addition, the recipients of Confidential Portfolio Information must be subject to a written confidentiality agreement, which shall contain, at minimum, provisions specifying that (1) the Fund's Confidential Portfolio Information is the confidential property of the Fund and may not be used for any purpose except in connection with the provision of services to the Fund and, in particular, that such information may not be traded upon; (2) except to the extent contemplated by the Procedures, the recipient of non-public portfolio holdings information agrees to limit access to the information to its employees and agents who are subject to a duty to keep and treat such information as confidential; and (3) upon written request from the Investment Manager, the recipient shall promptly return or destroy the confidential information.

Except as otherwise permitted by the Procedures, Confidential Portfolio Information may not be disseminated for compensation or other consideration. A list of all persons who receive Confidential Portfolio Information will be available upon request to the Trust's Chief Compliance Officer ("CCO"). The Authorizing Persons are required to ensure that the Investment Manager complies fully with the requirements of the Procedures, and the Investment Manager will provide a list of its Authorizing Persons to the CCO upon request.

The frequency with which the Confidential Portfolio Information will be disclosed, as well as the lag time associated with such disclosure, will vary depending on such factors as the circumstances of the disclosure and the reason therefor.

The Fund has ongoing arrangements to make Confidential Portfolio Information available to the following Service Providers, each of which is subject to a written confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information:



------------------------------- ---------------------------- ---------------------------- ----------------------------
Name of Vendor                  Type of Service              Frequency                    Lag time
------------------------------- ---------------------------- ---------------------------- ----------------------------

DDM Marketing and               marketing and                 weekly and                    one day
Communications                  communications                quarterly

Standard & Poor's               ratings agency                weekly                        two days
------------------------------- ---------------------------- ---------------------------- ----------------------------

Exceptions to the Procedures may only be made if approved in writing by the CCO as being in or not opposed to the best interests of the Fund, and if the recipients are subject to a confidentiality agreement, as described above. Any exceptions must be reported to the Board of Trustees at its next regularly scheduled meeting.

The Investment Manager shall have primary responsibility for ensuring that the Fund's portfolio holdings information is only disclosed in accordance with the Procedures. As part of this responsibility, the Investment Manager must maintain such internal informational barriers as it believes are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information. The CCO is responsible for initially reviewing the Investment Manager's policies, procedures and/or processes and for reporting to the Board of Trustees whether, in the CCO's view, these policies, procedures and/or processes are reasonably designed to comply with the Procedures. The CCO shall confirm at least annually that the Investment Manager's policies, procedures and/or processes are reasonably designed to comply with the Procedures.

If the CCO determines that the Investment Manager's policies, procedures and/or processes are not reasonably designed to comply with the Procedures, the CCO shall notify the Investment Manager of such deficiency and request that the Investment Manager indicate how it intends to address the deficiency. If the deficiency is not addressed to the CCO's satisfaction within a reasonable time after such notification (as determined by the CCO), then the CCO shall promptly notify the Board of Trustees of the deficiency and shall discuss with the Board possible responses.

                          INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISOR TO THE TRUST


Fifth Third Asset Management, Inc. ("FTAM") serves as investment advisor to the Fund. It provides investment advisory services through its Trust and Investment Division. FTAM is an indirect wholly-owned subsidiary of Fifth Third Bancorp.

The advisor shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by Fifth Third Asset Management, Inc. to restrict the flow of non-public information, the Fund's investments are typically made without any knowledge of Fifth Third Asset Management, Inc.'s or any affiliate's lending relationship with an issuer.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT. The investment advisory agreement (the "Agreement") with Fifth Third Asset Management, Inc. was formally considered by the Board of Trustees at a meeting held on September 29, 2004, which included detailed discussions held outside the presence of fund management and the Adviser's personnel. In conducting its review, the Board of Trustees was advised by independent legal counsel. The Board's review addressed a variety of factors including: (1) the nature, quality and extent of services provided to the Funds under the Agreement; (2) the Trust's investment performance and expenses under the Agreement, (3) information comparing the Funds' expenses and investment performance to that of other comparable mutual funds, and (4) the reasonableness of the profitability of Fifth Third Asset Management, Inc. with respect to the portfolios of the Trust. In analyzing these factors, the Board reviewed and considered detailed expense comparison information drawn from a data base provided by Lipper Inc. (an independent provider of mutual fund data). These materials compared the expenses of each portfolio to a "peer group" of funds. The Board reviewed staffing information including the recruiting and retainment of qualified professionals.

As disclosed elsewhere in this Statement of Additional Information, Fifth Third Asset Management, Inc. has soft dollar arrangements by which brokers provide research and other services to Fifth Third Asset Management, Inc. in return for allocating brokerage commissions to such brokers. In addition to these arrangements, the Board also considered the costs and benefits to affiliates of Fifth Third Asset Management, Inc. such as costs and benefits associated with the Bank's duties as custodian to the Trust. Also considered was the business reputation and financial resources of Fifth Third Asset Management, Inc. and its ultimate corporate parent, Fifth Third Bancorp.

Based on its review, the Board of Trustees approved the Agreement and determined the compensation payable under such agreement to be fair and reasonable and not inconsistent with levels of profitability that had been determined by courts not to be excessive in light of Fifth Third Asset Management, Inc.'s services and expenses and such matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above.

Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and/or Administrator are subject to reimbursement by the Fund for the 40-month period in which the expense limitation agreement is in effect, but no reimbursement payment will be made by a Fund if it would result in the Fund exceeding the applicable limitation.

ADVISORY FEES

For advisory services, the Advisor receives annual investment advisory fees as described in the Prospectuses. The following shows all investment advisory fees incurred by the Fund and the amounts of those fees that were voluntarily waived or reimbursed by the Advisor for the fiscal years ended July 31, 2004, July 31, 2003, and July 31, 2002 (amounts in thousands):

                                    AMOUNT
                   YEAR ENDED       WAIVED -            YEAR ENDED       AMOUNT            YEAR ENDED            AMOUNT
                  JULY 31, 2004      2004             JULY 31, 2003    WAIVED-2003        JULY 31, 2002       WAIVED- 2002

                       174             --                  191              --                  325                 --





ADMINISTRATIVE SERVICES

Fifth Third Bank provides administrative personnel and services to the Fund for the fees set forth in the prospectuses. BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219, performs sub-administration services on behalf of the Fund, for which it receives compensation from Fifth Third Bank. The following shows all fees earned by Fifth Third Bank for providing administrative services to the Fund, and the amounts of those fees that were voluntarily waived, for the years ended July 31, 2004, July 31, 2003 and July 31, 2002 (amounts in thousands):

                            YEAR
                            ENDED         AMOUNT WAIVED        YEAR ENDED      AMOUNT         YEAR ENDED        AMOUNT
                        JULY 31, 2004        - 2004         JULY 31, 2003   WAIVED-2003     JULY 31, 2002    WAIVED- 2002

                             38                --                  41           --                50              --



CUSTODY OF FUND ASSETS


Under the custodian agreement, Fifth Third Bank holds the Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Fees for custody services are based upon the market value of Fund securities held in custody plus maintenance fees, transaction fees and out-of-pocket expenses. For the fiscal years ended July 31, 2004, July 31, 2003 and July 31, 2002, those fees were approximately $10,173, $17,847, and $12,548, respectively.


TRANSFER AND DIVIDEND DISBURSING AGENT AND SUB-ACCOUNTANT

As of October 1, 2004 BISYS Fund Services Ohio, Inc. serves as transfer and dividend disbursing agent and sub-accountant for the Fund. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders. BISYS Fund Services Ohio, Inc. also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses. Prior to BISYS Fund Services Ohio, Inc., the transfer agent and dividend disbursing agent for the Fund was Fifth Third Bank. The following shows all fees earned by Fifth Third Bank for providing transfer agency and dividend disbursing agency services to the Fund for the years ended July 31, 2004, July 31, 2003 and July 31, 2002, respectively (amounts in thousands):

                         YEAR ENDED             YEAR ENDED            YEAR ENDED
                      JULY 31, 2004          JULY 31, 2003         JULY 31, 2002


                             43                    43                    24





ADDITIONAL SERVICES


Effective October 1, 2004, Fifth Third Asset Management serves as services agent for the Funds. Fifth Third Asset Management assists BISYS Fund Services Ohio, Inc. with transfer agency-related services. Fifth Third Asset Management receives a fee from BISYS Fund Services Ohio, Inc. at an annual rate of 0.005% of the average daily net assets of the Funds. Fifth Third Asset Management received no fees under the Services Agreement prior to the fiscal year ended July 31, 2004.


FUND ACCOUNTING

Fifth Third Bank serves as fund accountant for the Fund. BISYS Fund Services Ohio, Inc. serves as the sub-fund accountant for the Funds. The fee paid to the fund accountant is based upon the size of the assets of the fund. The following shows all fund accounting fees paid by the Fund for the years ended July 31, 2004, July 31, 2003 and July 31, 2002.

                          2004                 2003                  2002


                            62                   59                    48





LEGAL COUNSEL

Ropes & Gray LLP, One Metro Center, 700 12th Street, NW, Suite 900 Washington, D.C. 20005 is counsel to the Fund.

                             BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. In working with dealers, the Advisor will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.

The Advisor may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Advisor and may include advice as to the advisability of investing in securities, security analysis and reports, economic studies, industry studies, receipt of quotations for portfolio evaluations, and similar services.

The Advisor and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal years ended July 31, 2004, July 31, 2003 and July 31, 2002, the Fund paid brokerage commissions in exchange for the brokerage and research services described above in the following amounts:

                                                            BROKERAGE                          BROKERAGE
                       BROKERAGE                         COMMISSIONS IN                     COMMISSIONS IN
                      COMMISSIONS IN                      EXCHANGE FOR                       EXCHANGE FOR
                      EXCHANGE FOR                        BROKERAGE AND                      BROKERAGE AND
                      BROKERAGE AND    TOTAL BROKERAGE      RESEARCH      TOTAL BROKERAGE      RESEARCH      TOTAL BROKERAGE
                    RESEARCH SERVICES  COMMISSIONS PAID     SERVICES      COMMISSIONS PAID     SERVICES      COMMISSIONS PAID
                      JULY 31, 2004    JULY 31, 2004     JULY 31, 2003      JULY 31, 2003    JULY 31, 2002      JULY 31, 2002


                          49,379            58,013          55,734             55,734           101,597          101,597



Research services provided by brokers may be used by the Advisor in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Advisor or its affiliates might otherwise have paid, it would tend to reduce their expenses. Allocation of transactions, including their frequency, to various dealers is determined by each of the Advisor in its best judgment and in a manner deemed fair and reasonable to shareholders. The major consideration in allocating brokerage business is the assurance that best execution is being received on all transactions effected for all accounts. Brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor. Such information may be useful to the Advisor in serving both the Fund and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisor in carrying out its obligations to the Fund.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the Advisor, the Advisor may invest Fund assets in the same securities and at the same time as they invest assets of other accounts that they manage. When the Fund and one or more other accounts managed by the Advisor are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisor to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

During the fiscal year ended July 31, 2004, the Fund acquired securities of certain of the Fund's regular brokers or dealers or their parents. The aggregate holdings of the Fund of those brokers or dealers as of July 31, 2004 were as follows:

(Amount in thousands)

BROKER/DEALER                 PRINCIPAL/SHARES                      MARKET VALUE
-------------                 ----------------                      ------------
Goldman Sachs                           9                                   793
UBS                                   219                                   219

                                PURCHASING SHARES

Shares of the Fund are sold at their net asset value, less any applicable sales charge, on days the New York Stock Exchange ("NYSE") and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing Shares of the Fund is explained in the prospectuses under "Investing in the Fund."

DISTRIBUTION PLAN

Fifth Third Funds Distributors, Inc. serves as the Fund's distributor and has a principal place of business at 3435 Stelzer Road, Columbus, Ohio 43219. With respect to Advisor Shares, Class A Shares, Class B Shares and Class C Shares of the Fund, the Trust has adopted a Plan pursuant to Rule l2b-1 under the Investment Company Act of 1940. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of a Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares; preparing printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, the distributor may enter into agreements to pay fees to brokers for distribution and administrative support services and to other participating financial institutions and persons for distribution assistance and support services to the Fund and its shareholders. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Fund's transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of shares and prospective shareholders.

The Trustees expect that the Plan will result in the sale of a sufficient number of shares so as to allow a Fund to achieve economic viability. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist a Fund in seeking to achieve its investment objectives.

Pursuant to the Plan, with respect to Advisor Shares, the Funds which offer Advisor Shares are authorized to compensate the Distributor at the annual rate of up to 0.50% of the average aggregate net asset value of the Advisor Shares of each applicable Fund held during the month. For the fiscal year ended July 31, 2004, the Distributor received $657,936.

Pursuant to the Plan, with respect to Class A Shares, the Funds which offer Class A Shares are authorized to compensate the Distributor at the annual rate of up to 0.25% of the average aggregate net asset value of the Class A Shares of each applicable Fund held during the month. For the fiscal year ended July 31, 2004, the Distributor received $3,854,876.

Pursuant to the Plan, with respect to Class B Shares, the Funds which offer Class B Shares are authorized to compensate the Distributor at the annual rate of up to 1.00% of the average aggregate net asset value of the Class B Shares of each applicable Fund held during the month. For the fiscal year ended July 31, 2004, the Distributor received $1,877,509.

Pursuant to the Plan, with respect to Class C Shares, the Funds are authorized to compensate the Distributor at the annual rate of up to 0.75% of the average aggregate net asset value of the Class C Shares of each applicable Fund held during the month. For the fiscal year ended July 31, 2004 the Distributor received $816,208.

With respect to Class C Shares, the Trust may enter into an Administrative Service Agreement to permit the payment of fees of up to 0.25% to financial institutions, including Fifth Third Bank, to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. Benefits to shareholders of Class C Shares of the Funds may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.


For the fiscal years ended July 31, 2004, July 31, 2003, and July 31, 2002, the Fund paid $1,673, $1,857, and $2,859, respectively, to Fifth Third Bank to compensate FISERV Securities Inc. for providing administrative services to Class C Shares of the Fund.


With respect to all share classes offered by the Trust, these classes of shares are designed for shareholders who may be investing through financial institutions that are providing additional services to such shareholders. These institutions may select whichever class most appropriately compensates them for the level of services they are providing and may be dependent on other fees charged to their clients. Such selection may not represent the least expensive class available to shareholders. The Fund seeks to provide flexibility to financial institutions in levels of compensation they may receive from shareholders but is not able to verify that financial institutions are offering the most appropriate share class to their clients.

CONVERSION OF CLASS B SHARES TO CLASS A SHARES

A shareholder's Class B Shares of the Fund, including all shares received as dividends or distributions with respect to such shares, will automatically convert to Class A Shares of the Fund at the end of eight years following the issuance of such shares, consequently, they will no longer be subject to the higher expenses borne by Class B Shares. The conversion rate will be determined on the basis of the relative per share net asset values of the two classes and may result in a shareholder receiving either a greater or fewer number of Class A Shares than the shares so converted.

CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange securities they already own for shares of a Fund or they may exchange a combination of securities and cash for Fund shares. Any securities to be exchanged must, in the opinion of the Advisor, meet the investment objective and policies of the Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Fifth Third Bank. The Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by the Advisor.

The Fund values such securities in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of shares of the Fund on the day the securities are valued. One share of the Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of the Fund, along with the securities.

PAYMENTS TO DEALERS

Authorized broker-dealers, financial institutions and other financial intermediaries who sell shares of Fifth Third Funds and perform services for fund investors may receive sales commissions, annual fees and other compensation (a "reallowance"). Such reallowance is paid by the Distributor using money from sales charges, distribution/service (12b-1) fees and its other resources. A broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an "underwriter" for purposes of the 1933 Act. From time to time, the distributor may elect to reallow up to the following amounts:

CLASS A SHARES

--------------------------------------------------------------------------------
                Purchase Amount              Load/Sales                 Dealer
--------------------------------------------------------------------------------
                                               Charge                Reallowance
--------------------------------------------------------------------------------
Less than $50,000                                  5.00%                  4.50%
--------------------------------------------------------------------------------
$50,000 but less than $100,000                     4.50%                  4.00%
--------------------------------------------------------------------------------
$100,000 but less than $250,000                    3.50%                  3.00%
--------------------------------------------------------------------------------
$250,000 but less than $500,000                    2.50%                  2.10%
--------------------------------------------------------------------------------
$500,000 but less than $1,000,000                  2.00%                  1.70%
--------------------------------------------------------------------------------
$1,000,000 but less than $5,000,000*               0.00%                  1.00%
--------------------------------------------------------------------------------
$5,000,000 but less than $25,000,000*              0.00%                  0.75%
--------------------------------------------------------------------------------
$25,000,000 or more*                               0.00%                  0.50%
--------------------------------------------------------------------------------

A finder's fee may be paid for Class A Shares. The load/sales charge represents the amount a shareholder pays to purchase the Class A Shares, and the dealer reallowance represents the commission paid to the selling broker/dealer. If a finder's fee is paid to a selling broker/dealer, there will be a 1% contingent deferred sales charge ("CDSC") for a period of 18 months.

*If you purchase $1,000,000 or more of Class A shares and do not pay a sales charge, and you sell any of these shares before the eighteen month anniversary of purchase, you will pay a 1% CDSC on the portion redeemed at the time of redemption. The CDSC will be based upon the lowest of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first followed by shares subject to the lowest CDSC (typically shares held for the longest time). The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive its customary sales commission.

Class A Shares are sold with an initial sales charge as detailed in the chart above.

The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class A Shares for which such dealers are designated the dealer of record):

------------------------------ -------------------------------------------------
            Rate                                    Fund
------------------------------ -------------------------------------------------
Up to 0.25%                    All funds currently making payments under a
                               Class A Shares distribution plan
------------------------------ -------------------------------------------------

CLASS B SHARES

Class B Shares are sold without any initial sales charge. The Distributor pays 4% of the amount invested to dealers who sell Class B Shares. A contingent deferred sales charge may be applied to Class B Shares you sell within six years of purchase as shown in the schedule under "Shareholder Information" in the prospectus.

The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class B Shares for which such dealers are designated the dealer of record):

------------------------------ -------------------------------------------------
            Rate                                    Fund
------------------------------ -------------------------------------------------
Up to 0.25%                    All funds currently making payments under a
                               Class B Shares distribution plan
------------------------------ -------------------------------------------------

CLASS C SHARES

Class C Shares are sold without any initial sales charge. The Distributor pays 1% of the amount invested to dealers who sell Class C Shares. A contingent deferred sales charge may be applied to Class C Shares you sell within twelve months of purchase.

The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class C Shares for which such dealers are designated the dealer of record):

------------------------------ -------------------------------------------------
            Rate                                    Fund
------------------------------ -------------------------------------------------
Up to 0.25% during first 18    All funds currently making payments under a
months after purchase          Class C Shares distribution plan
------------------------------ -------------------------------------------------
Up to 1.00% subsequent to      All funds currently making payments under a
first 18 months after          Class C Shares distribution plan
purchase
------------------------------ -------------------------------------------------

ADVISOR SHARES

Purchase Amount                       Load/Sales Charge      Dealer Reallowance

Less than $50,000                     3.25%                  2.90%
$50,000 but less than $100,000        2.75%                  2.40%
$100,000 but less than $250,000       2.00%                  1.70%
$250,000 but less than $500,000       1.25%                  1.00%
$500,000 to $999,999                  1.00%                  0.85%
Over $999,999                         Not Available          Not Available



Advisor Shares are sold with an initial sales charge as detailed in the chart above.

The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Advisor Shares for which such dealers are designated the dealer of record):

------------------------------ -------------------------------------------------
            Rate                                    Fund
------------------------------ -------------------------------------------------
Up to 0.50%                    All funds currently making payments under a
                               Advisor Shares distribution plan
------------------------------ -------------------------------------------------

 ADDITIONAL PAYMENTS BY THE DISTRIBUTOR AND/OR THE ADVISOR AND THEIR AFFILIATES


Under certain circumstances the Distributor and/or the Advisor or their affiliates may use their own funds to compensate broker-dealers, financial institutions, and intermediaries that, for instance, sell or arrange for the sale of Fund shares or that perform various shareholder support services, in amounts that are additional to the amounts paid by the Distributor. The Distributor and/or Advisor or their affiliates may terminate such payments at any time.

In addition, from time to time, the Distributor and/or the Advisor or their affiliates, at their expense, may provide additional commissions, compensation, or promotional incentives ("concessions") to broker-dealers, financial institutions, and intermediaries which sell or arrange for the sale of shares of a Fund or that perform various shareholder support services. Such concessions provided by the Distributor and/or Advisor or their affiliates may include financial assistance in connection with servicing, accounting for and administering Fund shareholders and their accounts, preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more funds, and/or other dealer-sponsored events. The Distributor and/or Advisor or their affiliates may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales conferences. Additional concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the National Association of Securities Dealers. The Distributor and/or Advisor or their affiliates may terminate such payments at any time.

Such additional payments may be based on a percentage of shares sold, an assets under management fee and/or a per account fee, and are sometimes referred to as "revenue sharing."

The Distributor and/or Advisor or their affiliates may pay for marketing and distribution expenses out of their own assets.

TRANSACTION FEE

Brokers and agents may charge a transaction fee on the purchase or sale of shares by shareholders.

                               SELLING YOUR SHARES

Shares are redeemed at the next computed net asset value after the Fund receives the redemption request, less any contingent deferred sales charge. Redemption procedures are explained in the prospectuses under "Selling Your Shares." Although the Fund does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions.

Class B Shares redeemed within six (6) years of purchase and Class C Shares redeemed within one (1) year of purchase may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be reduced with respect to a particular shareholder where a financial institution selling Class B and/or Class C Shares elects not to receive a commission from the distributor with respect to its sale of such shares. If you purchase $1,000,000 or more of Class A shares and do not pay a sales charge, and you sell any of these shares before the eighteen (18) month anniversary of purchase, you will pay a 1% contingent deferred sales charge on the portion redeemed at the time of redemption.

REDEMPTION IN KIND

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

POSTPONEMENT OF REDEMPTIONS

Federal securities law permits the Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

                           DETERMINING NET ASSET VALUE

VALUATION OF THE FUND

Investments of the Fund in securities the principal market for which is a securities exchange or an over-the-counter market are valued at their latest available sale price (except for those securities traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded).

With regard to the Fund, securities the principal market for which is not a securities exchange or an over-the-counter market, are valued at the mean of their latest bid and ask quotations in such principal market. Securities and other assets for which quotations are not readily available are valued at their fair value as determined pursuant to the Valuation Procedures established by and under the general supervision of the Board of Trustees. Short-term securities are valued at either amortized cost or original cost plus interest, which approximates current value. Repurchase Agreements are valued at original cost. Open end mutual fund investments will be valued at the most recently calculated net asset value. Closed end mutual funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded.

The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent at the prevailing foreign rate. When the closing price is not an accurate representation of value due to events that have occurred after the closing of the primary exchange and prior to the time of NAV calculations (hereinafter, a "Significant Event"), then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee as detailed below. An example of a frequently occurring Significant Event is a movement in the U.S. equity markets. The Pricing Committee may predetermine the level of such a movement that will constitute a Significant Event (a "Trigger") and preauthorize the Trust's Accounting Agent to utilize a pricing service authorized by the Board (a "Fair Value Pricing Service") that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Pricing Committee need not meet (and, therefore, will not produce minutes). The Pricing Committee, however, will determine the fair value of securities effected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value Pricing Service, or (ii) where the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger.

Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through a national pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.

Investments of the Fund in securities the principal market for which is a securities exchange or an over-the-counter market are valued at their latest available sale price (except for those securities traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price) or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded.

With regard to the Fund, securities the principal market for which is not a securities exchange or an over-the-counter market are valued at the mean of their latest bid and ask quotations in such principal market. Securities and other assets for which quotations are not readily available are valued at their fair value as determined pursuant to the Valuation Procedures established by and under the general supervision of the Board of Trustees. Short-term securities are valued at either amortized cost or original cost plus interest, which approximates current value. Repurchase Agreements are valued at original cost. Open end mutual fund investments will be valued at the most recently calculated net asset value. Closed end mutual funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded.

The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent at the foreign closing mid-market rate reported in the Financial Times as the closing rate for that date. When an occurrence subsequent to the time a value of a foreign security was so established is likely to have changed the value, then the fair value of those securities will be determined by consideration of other factors by the Pricing Committee.

Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through a national pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.

USE OF AMORTIZED COST

The Trustees have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less at the time of purchase may be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Trustees continually assess this method of valuation and recommend changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of regular trading on the NYSE. In computing the net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

                                   TAX STATUS

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid - generally taxable ordinary income and the excess, if any, of short-term capital gains over net long-term capital losses), and its net tax-exempt income, for such year; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses or
(y) in the securities of one or more qualified publicly traded partnerships (as defined below). For purposes of meeting this diversification requirement, in the case of the Fund's investments in loan participations, the issuer may be the financial intermediary or the borrower.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends). If the Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its net capital gain income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects) and any retained amount from the prior calendar year, the Fund will be subject to a non-deductible 4% excise tax on the underdistributed amounts. For these purposes, the Fund will be treated as having distributed any amount for which it is subject to income tax. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

DISTRIBUTIONS

The Fund will distribute at least annually any taxable income or realized capital gains. Distributions of any taxable net investment income and net short-term capital gain are generally taxable to shareholders as ordinary income. Distributions of the Fund's net capital gain (i.e., the excess of the Fund's net long-term capital gain over net short-term capital loss), if any, from the sale of investments that the Fund owned for than one year and that are properly designated by the Fund as capital gain dividends are taxable as long-term capital gains, regardless of how long a Shareholder has held Fund shares. For taxable years beginning on or before December 31, 2008, such distributions will generally be subject to a 15% tax rate, with lower rates applying to taxpayers in the 10% and 15% rate brackets, and will not be eligible for the dividends received deduction. Distributions of taxable income or capital gains are taxable to Fund Shareholders whether received in cash or in additional Fund shares.

Dividends and distributions on the Fund's shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions economically may represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses.

If the Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level)
(1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. If the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

Certain dividends paid by the Fund, and so designated by the Fund, may qualify for the 70% dividends received deduction for corporate shareholders. A corporate shareholder will only be eligible to claim the dividends received deduction with respect to a dividend from the Fund if the shareholder held its shares on the ex-dividend date and for at least 45 more days during the 90 day period surrounding the ex-dividend date. A dividend received by the Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be "debt-financed" (generally, acquired with borrowed funds),
(2) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of the Code.

EXEMPT-INTEREST DIVIDENDS

The Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Such dividends will not exceed, in the aggregate, the net interest the Fund receives during the taxable year from Municipal Securities and other securities exempt from the regular federal income tax. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Fund and properly designated as an exempt-interest dividend in a written notice mailed to shareholders after the close of the Fund's taxable year. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

If the Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

A "substantial user" is defined under U.S. Treasury Regulations to include any non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, which occupies more than 5% of the usable area of such facilities or for which such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

A Fund which is qualified to pay exempt-interest dividends will inform investors within 60 days following the end of the Fund's fiscal year of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

If a shareholder receives an exempt-interest dividend with respect to any share held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income received by a shareholder.

If a tax exempt Fund make a distribution in excess of its net investment income and net realized capital gains, if any, in any taxable year, the excess distribution will be treated as ordinary dividend income (not eligible for tax-exempt treatment) to the extent of the Fund's current and accumulated "earnings and profits" (including earnings and profits arising from tax-exempt income, and also specifically including the amount of any non-deductible expenses arising in connection with such tax-exempt income).

The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. You are advised to consult with your tax advisor about state and local tax matters.

FOREIGN TAXES, FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS.

Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. However, if at the end of the Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's Shareholders in connection with the Fund's dividends received by them.

In this case, Shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those Shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such Shareholders who hold Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex- dividend date will be entitled to claim a foreign tax credit for their share of these taxes. If the Fund makes the election, it will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

The Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

SELLING SHARES

Shareholders who sell Fund Shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received. If Fund Shareholders hold their Fund Shares as capital assets, the gain or loss will be a capital gain or loss. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less or
(ii) for taxable years beginning on or before December 31, 2008, 15% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends) with lower rates applicable to taxpayers in the 10% and 15% tax brackets. For taxable years beginning after December 31, 2008, long-term capital gains will generally be taxed at a maximum capital gain tax rate of 20% to non-corporate shareholders (or 10%, in the case of such shareholders in the 10% or 15% tax bracket).

Any loss will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Fund Shares will be disallowed to the extent that Fund Shareholders replace the disposed of Fund Shares with other Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, the Fund Shareholder's basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.

HEDGING

If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

Certain of the Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If the Fund's book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

DISCOUNT SECURITIES

The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

BACKUP WITHHOLDING

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

In order for a foreign investor to qualify for exemption from the back-up withholding tax rates under income tax treaties, the foreign investor must comply with the special certification and filing requirements. Foreign investors in the Fund should consult their tax advisers with respect to this regard.

TAX SHELTER REPORTING REGULATIONS

Under Treasury regulations, if a shareholder realizes a loss on disposition of the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS

Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of and investment on their particular tax situation.

NON-U.S. SHAREHOLDERS

In general, dividends (other than capital gain dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. This provision will first apply to the Fund in its taxable year beginning August 1, 2005.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

The foregoing discussion is only a summary of some of the important Federal tax considerations generally affecting purchasers of the Fund's Shares. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Fund, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of the Fund's Shares are urged to consult their tax advisers with specific reference to their own tax situation. Foreign Shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

                              FINANCIAL STATEMENTS

The financial statements and related registered independent public accountant's report for the Fund for the fiscal year ended July 31, 2004 are incorporated herein by reference to the Annual Report to Shareholders of the Fifth Third Funds dated July 31, 2004 and the Semi-Annual Report to Shareholders of the Fifth Third Funds dated January 31, 2005 (File Nos. 33-24848 and 811-5669). Copies of the Annual Report and Semi-Annual Report may be obtained without charge by contacting the Trust at the address located on the back cover of the prospectuses.

                                    APPENDIX

STANDARD AND POOR'S RATINGS GROUP CORPORATE AND MUNICIPAL BOND RATING
DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR-NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications,

                    MOODY'S INVESTORS SERVICE, INC. CORPORATE
                      AND MUNICIPAL BOND RATING DEFINITIONS

Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa-Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR-Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3, in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR-NR indicates that Fitch does not rate the specific issue.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

       STANDARD AND POOR'S RATINGS GROUP MUNICIPAL NOTE RATING DEFINITIONS

SP-1-Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2-Satisfactory capacity to pay principal and interest.

SP-3-Speculative capacity to pay principal and interest.

          MOODY'S INVESTORS SERVICE SHORT-TERM LOAN RATING DEFINITIONS


MIG1/VMIGI-This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2-This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

        FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+-Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1-Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-I+.

F-2-Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F- I + and F- 1 categories.

      STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATING DEFINITIONS

A-1-This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

       MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS

Prime-1 -Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

o        Leading market positions in well-established industries.

o        High rates of return on funds employed.

o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2-Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


SA-DIV 08/05

PART C

ITEM 23. EXHIBITS

(a) Amended and Restated Declaration of Trust is incorporated by reference to Exhibit (a) to Registrant's Post-Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).

(b) By-Laws of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

(c) Rights of Shareholders. The following portions of the Registrant's Declaration of Trust define the rights of Shareholders.

                                  ARTICLE III

                               BENEFICIAL INTEREST

         Section 1.  Shares of Beneficial Interest.

                  The Shares of the Trust shall be issued in one or more series as the Trustees may, without Shareholder approval, authorize. The beneficial interest in the Trust shall at all times be divided into transferable Shares, without par value. Subject to the provisions of
         Section 5 of this Article III, each Share shall have voting rights as provided in Article VIII hereof, and holders of the Shares of any Series shall be entitled to receive dividends, when and as declared with respect thereto in the manner provided in Article X, Section 1 hereof. The Trustees may, without Shareholder approval, divide the Shares of any series into two or more classes. Unless the Trustees have authorized the issuance of Shares of a Series in two or more Classes, each Share of a Series shall represent an equal proportionate interest in the assets and liabilities of the Series with each other Share of the same Series, none having priority or preference over another. If the Trustees have authorized the issuance of Shares of a Series in two or more Classes, then the Classes may have such variations as to dividend, redemption, and voting rights, net asset values, expenses borne by the Classes, and other matters as the Trustees have authorized provided that each Share of a Class shall represent an equal proportionate interest in the assets and liabilities of the Class with each other Share of the same Class, none having priority or preference over another. The number of Shares authorized shall be unlimited. The Trustees may from time to time divide or combine the Shares of any Series or Class into a greater or lesser number without thereby changing the proportionate beneficial interests in the Series or Class.

         Section 4.  No Pre-emptive Rights.

         Shareholders shall have no pre-emptive or other right to subscribe to any additional Shares or other securities issued by the Trust.

         Section 5.  Establishment and Designation of Series or Class.

Shares of any Series or Class of the Trust shall have the following relative rights and preferences:

                           (a) Assets belonging to Series or Class . All consideration received by the Trust for the issue or sale of Shares of a particular Series or Class, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably belong to that Series or Class for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits and proceeds thereof, from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, in whatever form the same may be, are herein referred to as "assets belonging to" that Series or Class. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as belonging to any particular Series or Class (collectively "General Assets"), the Trustees shall allocate such General Assets to, between or among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as they, in their sole discretion, deem fair and equitable, and any General Assets so allocated to a particular Series or Class shall belong to that Series or Class. Each such allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

                  (b) Liabilities Belonging to Series or Class. The assets belonging to each particular Series or Class shall be charged with the liabilities of the Trust in respect to that Series or Class and all expenses, costs, charges and reserves attributable to that Series or Class, and any general liabilities of the Trust which are not readily identifiable as belonging to any particular Series or Class shall be allocated and charged by the Trustees to and among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. The liabilities, expenses, costs, charges and reserves so charged to a Series or Class are herein referred to as "liabilities belonging to" that Series or Class. Each allocation of liabilities belonging to a Series or Class by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

                  (c) Dividends, Distributions, Redemptions, Repurchases and Indemnification. Notwithstanding any other provisions of this Declaration, including, without limitation, Article X, no dividend or distribution (including, without limitation, any distribution paid upon termination of the Trust or of any Series or Class) with respect to, nor any redemption or repurchase of the Shares of any Series or Class shall be effected by the Trust other than from the assets belonging to such Series or Class, nor except as specifically provided in Section 1 of Article XI hereof, shall any Shareholder of any particular Series or Class otherwise have any right or claim against the assets belonging to any other Series or Class except to the extent that such Shareholder has such a right or claim hereunder as a Shareholder of such other Series or Class.

         (d) Voting. Notwithstanding any of the other provisions of this Declaration, including, without limitation, Section 1 of Article VIII, only Shareholders of a particular Series or Class shall be entitled to vote on any matters affecting such Series or Class. Except with respect to matters as to which any particular Series or Class is affected, all of the Shares of each Series or Class shall, on matters as to which such Series or Class is entitled to vote, vote with other Series or Classes so entitled as a single class. Notwithstanding the foregoing, with respect to matters which would otherwise be voted on by two or more Series or Classes as a single class, the Trustees may, in their sole discretion, submit such matters to the Shareholders of any or all such Series or Classes, separately.

         (e) Fraction. Any fractional Share of a Series or Class shall carry proportionately all the rights and obligations of a whole Share of that Series or Class, including rights with respect to voting, receipt of dividends and distributions, redemption of Shares and termination of the Trust or of any Series or Class.

         (f) Exchange Privilege. The Trustees shall have the authority to provide that the holders of Shares of any Series or Class shall have the right to exchange said Shares for Shares of one or more other Series or Classes in accordance with such requirements and procedures as may be established by the Trustees.

         (g) Combination of Series or Classes. The Trustees shall have the authority, without the approval of the Shareholders of any Series or Class, unless otherwise required by applicable law, to combine the assets and liabilities belonging to a single Series or Class with the assets and liabilities of one or more other Series or Classes.

         (h) Elimination of Series or Classes. At any time that there are no Shares outstanding of any particular Series or Class previously established and designated, the Trustees may amend this Declaration of Trust to abolish that Series or Class and to rescind the establishment and designation thereof.

                                   ARTICLE IV

                                  THE TRUSTEES

         Section 2.  Election of Trustees at Meeting of Shareholders.

         On a date fixed by the Trustees, which shall be subsequent to the initial public offering of Shares, the Shareholders shall elect Trustees. The number of Trustees shall be determined by the Trustees pursuant to Article IV,
Section 5.

         Section 3.  Term of Office of Trustees.

         The Trustees shall hold office during the lifetime of this Trust, and until its termination as hereinafter provided; except (a) that any Trustee may resign his office at any time by written instrument signed by him and delivered to the other Trustees, which shall take effect upon such delivery or upon such later date as is specified therein; (b) that any Trustee may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective; (c) that any Trustee who requests in writing to be retired or who has become mentally or physically incapacitated may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his retirement; and (d) a Trustee may be removed at any special meeting of Shareholders of the Trust by a vote of two-thirds of the outstanding Shares.

         Section 7.  Ownership of Assets.

         The assets belonging to each Series or Class shall be held separate and apart from any assets now or hereafter held in any capacity other than as Trustee hereunder by the Trustees or any successor Trustee. All of the assets belonging to each Series or Class or owned by the Trust shall at all times be considered as vested in the Trustees. No Shareholder shall be deemed to have a severable ownership interest in any individual asset belonging to any Series or Class or owned by the Trust or any right of partition or possession thereof, but each Shareholder shall have a proportionate undivided beneficial interest in a Series or Class.

                                  ARTICLE VIII

                    SHAREHOLDERS' VOTING POWERS AND MEETINGS

         Section 1.  Voting Powers.

         Subject to the provisions set forth in Article III, Section 5(d), the shareholders shall have power to vote, (i) for the election of Trustees as provided in Article IV, Section 2; (ii) for the removal of Trustees as provided in Article IV, Section 3(d); (iii) with respect to any investment adviser or sub-investment adviser as provided in Article VII, Section 1; (iv) with respect to the amendment of this Declaration of Trust as provided in Article XII,
Section 7; (v) to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; and (vi) with respect to such additional matters relating to the Trust as may be required by law, by this Declaration of Trust, or the By-Laws of the Trust or any regulation of the Trust or the Commission or any State, or as the Trustees may consider desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. Until Shares of a Series or Class are issued, the Trustees may exercise all rights of Shareholders of such Series or Class with respect to matters affecting such Series or Class, and may take any action with respect to the Trust or such Series or Class required or permitted by law, this Declaration of Trust or any By-Laws of the Trust to be taken by Shareholders.

         Section 2.  Meetings.

         A Shareholders meeting shall be held as specified in Section 2 of
Article IV at the principal office of the Trust or such other place as the Trustees may designate. Special meetings of the Shareholders may be called by the Trustees or the Chief Executive Officer of the Trust and shall be called by the Trustees upon the written request of Shareholders owning at least one-tenth of the outstanding Shares of all Series and Classes entitled to vote. Shareholders shall be entitled to at least fifteen days' notice of any meeting.

         Section 3.  Quorum and Required Vote.

         Except as otherwise provided by law, to constitute a quorum for the transaction of any business at any meeting of Shareholders there must be present, in person or by proxy, holders of more than fifty percent of the total number of outstanding Shares of all Series and Classes entitled to vote at such meeting. When any one or more Series or Classes is entitled to vote as a single Series or Class, more than fifty percent of the shares of each such Series or Class entitled to vote shall constitute a quorum at a Shareholder's meeting of that Series or Class. If a quorum shall not be present for the purpose of any vote that may properly come before the meeting, the Shares present in person or by proxy and entitled to vote at such meeting on such matter may, by plurality vote, adjourn the meeting from time to time to such place and time without further notice than by announcement to be given at the meeting until a quorum entitled to vote on such matter shall be present, whereupon any such matter may be voted upon at the meeting as though held when originally convened. Subject to any applicable requirement of law or of this Declaration of Trust or the By-Laws, a plurality of the votes cast shall elect a Trustee, and all other matters shall be decided by a majority of the votes cast and entitled to vote thereon.

                                    ARTICLE X

                          DISTRIBUTIONS AND REDEMPTIONS

Section 1.  Distributions.

                  (a) The Trustees may from time to time declare and pay dividends to the Shareholders of any Series or Class, and the amount of such dividends and the payment of them shall be wholly in the discretion of the Trustees. Such dividends may be accrued and automatically reinvested in additional Shares (or fractions thereof) of the relevant Series or Class or paid in cash or additional Shares of such Series or Class, all upon such terms and conditions as the Trustees may prescribe.

                  (b) The Trustees may distribute in respect of any fiscal year as dividends and as capital gains distributions, respectively, amounts sufficient to enable any Series or Class to qualify as a regulated investment company to avoid any liability for federal income taxes in respect of that year.

                  (c) The decision of the Trustees as to what constitutes income and what constitutes principal shall be final, and except as specifically provided herein the decision of the Trustees as to what expenses and charges of any Series or Class shall be charged against principal and what against the income shall be final. Any income not distributed in any year may be permitted to accumulate and as long as not distributed may be invested from time to time in the same manner as the principal funds of any Series or Class.

                  (d) All dividends and distributions on Shares of a particular Series or Class shall be distributed pro rata to the holders of that Series or Class in proportion to the number of Shares of that Series or Class held by such holders and recorded on the books of the Trust or its transfer agent at the date and time of record established for that payment.

         Section 2.  Redemptions and Repurchases.

                  (a) In case any Shareholder of record of any Series or Class at any time desires to dispose of Shares of such Series or Class recorded in his name, he may deposit a written request (or such other form of request as the Trustees may from time to time authorize) requesting that the Trust purchase his Shares, together with such other instruments or authorizations to effect the transfer as the Trustees may from time to time require, at the office of the Transfer Agent, and the Trust shall purchase his Shares out of assets belonging to such Series or Class. The purchase price shall be the net asset value of his shares reduced by any redemption charge as the Trustees from time to time may determine.

Payment for such Shares shall be made by the Trust to the Shareholder of record within that time period required under the 1940 Act after the request (and, if required, such other instruments or authorizations of transfer) is deposited, subject to the right of the Trustees to postpone the date of payment pursuant to
Section 4 of this Article X. If the redemption is postponed beyond the date on which it would normally occur by reason of a declaration by the Trustees suspending the right of redemption pursuant to Section 4 of this Article X, the right of the Shareholder to have his Shares purchased by the Trust shall be similarly suspended, and he may withdraw his request (or such other instruments or authorizations of transfer) from deposit if he so elects; or, if he does not so elect, the purchase price shall be the net asset value of his Shares determined next after termination of such suspension (reduced by any redemption charge), and payment therefor shall be made within the time period required under the 1940 Act.

                  (b) The Trust may purchase Shares of a Series or Class by agreement with the owner thereof at a purchase price not exceeding the net asset value per Share (reduced by any redemption charge) determined (1) next after the purchase or contract of purchase is made or (2) at some later time.

                  (c) The Trust may pay the purchase price (reduced by any redemption charge) in whole or in part by a distribution in kind of securities from the portfolio of the relevant Series or Class, taking such securities at the same value employed in determining net asset value, and selecting the securities in such manner as the Trustees may deem fair and equitable.

         Section 5.  Trust's Right to Redeem Shares.

         The Trust shall have the right to cause the redemption of Shares of any Series or Class in any Shareholder's account for their then current net asset value and promptly make payment to the shareholder (which payment may be reduced by any applicable redemption charge), if at any time the total investment in the account does not have a minimum dollar value determined from time to time by the Trustees in their sole discretion.

                                   ARTICLE XI

                   LIMITATION OF LIABILITY AND INDEMNIFICATION

         Section 1. Limitation of Personal Liability and Indemnification of Shareholders.

         The Trustees, officers, employees or agents of the Trust shall have no power to bind any Shareholder of any Series or Class personally or to call upon such Shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

         No Shareholder or former Shareholder of any Series or Class shall be liable solely by reason of his being or having been a Shareholder for any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind, against, or with respect to the Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Trust or such Series or Class, and the Trust or such

Series or Class shall be solely liable therefor and resort shall be had solely to the property of the relevant Series or Class of the Trust for the payment or performance thereof.

         Each Shareholder or former Shareholder of any Series or Class (or their heirs, executors, administrators or other legal representatives or, in case of a corporate entity, its corporate or general successor) shall be entitled to be indemnified and reimbursed by the Trust to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such Shareholder or former Shareholder of such Series or Class shall be held to be personally liable. Such indemnification and reimbursement shall come exclusively from the assets of the relevant Series or Class.

         The Trust shall, upon request by a Shareholder or former Shareholder, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust or any Series or Class and satisfy any judgment thereon.

         Section 3.  Express Exculpatory Clauses and Instruments.

         The Trustees shall use every reasonable means to assure that all persons having dealings with the Trust or any Series or Class shall be informed that the property of the Shareholders and the Trustees, officers, employees and agents of the Trust or any Series or Class shall not be subject to claims against or obligations of the Trust or any other Series or Class to any extent whatsoever. The Trustees shall cause to be inserted in any written agreement, undertaking or obligation made or issued on behalf of the Trust or any Series or Class (including certificates for Shares of any Series or Class) an appropriate reference to the provisions of this Declaration, providing that neither the Shareholders, the Trustees, the officers, the employees nor any agent of the Trust or any Series or Class shall be liable thereunder, and that the other parties to such instrument shall look solely to the assets belonging to the relevant Series or Class for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any Shareholder, Trustee, officer, employee or agent liable, nor shall the Trustee, or any officer, agent or employee of the Trust or any Series or Class be liable to anyone for such omission. If, notwithstanding this provision, any Shareholder, Trustee, officer, employee or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking or obligation, the Shareholder, Trustee, officer, employee or agent shall be indemnified and reimbursed by the Trust.

                                   ARTICLE XII

                                  MISCELLANEOUS

         Section 3.  Establishment of Record Dates.

         The Trustees may close the Share transfer books of the Trust maintained with respect to any Series or Class for a period not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares of any Series or Class shall go into effect; or in lieu of closing the Share transfer books as aforesaid, the Trustees may fix in advance a date, not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders of any Series or Class, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares of any Series or Class shall go into effect, or the last day on which the consent or dissent of Shareholders of any Series or Class may be effectively expressed for any purpose, as a record date for the determination of the Shareholders entitled to notice of, and, to vote at, any such meeting and any adjournment thereof, or entitled to receive payment of any such dividend or distribution, or to any such allotment of rights, or to exercise the rights in respect of any such change, conversion or exchange of shares, or to exercise the right to give such consent or dissent, and in such case such Shareholders and only such Shareholders as shall be Shareholders of record on the date so fixed shall be entitled to such notice of, and to vote at, such meeting, or to receive payment of such dividend or distribution, or to receive such allotment or rights, or to exercise such rights, as the case may be, notwithstanding, after such date fixed aforesaid, any transfer of any Shares on the books of the Trust maintained with respect to any Series or Class. Nothing in the foregoing sentence shall be construed as precluding the Trustees from setting different record dates for different Series or Classes.

         Section 4.  Termination of Trust.

                           (a) This Trust shall continue without limitation of
time but subject to the provisions of paragraphs (b), (c) and (d) of this
Section 4.

                  (b) The Trustees may, by majority action, with the approval of the holders of more than fifty percent of the outstanding Shares of each Series or Class entitled to vote and voting separately by Series or Class, sell and convey the assets of the Trust or any Series or Class to another trust or corporation. Upon making provision for the payment of all liabilities, by assumption or otherwise, the Trustees shall distribute the remaining proceeds belonging to each Series or Class ratably among the holders of the Shares of that Series or Class then outstanding.

                  (c) Subject to a Majority Shareholder Vote by such Series or Class, the Trustees may at any time sell and convert into money all the assets of the Trust or any Series or Class. Upon making provision for the payment of all outstanding obligations, taxes and other liabilities, accrued or contingent, belonging to each Series or Class, the Trustees shall distribute the remaining assets belonging to each Series or Class ratably among the holders of the outstanding Shares of that Series or Class.

                  (d) Upon completion of the distribution of the remaining proceeds of the remaining assets as provided in paragraphs (b) and (c), the Trust or the applicable Series or Class shall terminate and the Trustees shall be discharged of any and all further liabilities and duties hereunder or with respect thereto and the right, title and interest of all parties shall be canceled and discharged.

         Section 5. Offices of the Trust, Filing of Copies, Headings, Counterparts.

         The Trust shall maintain a usual place of business in Massachusetts, which, initially, shall be 2 Oliver Street, c/o CT Corporate Systems, Boston, Massachusetts, and shall continue to maintain an office at such address unless changed by the Trustees to another location in Massachusetts. The Trust may maintain other offices as the Trustees may from time to time determine. The original or a copy of this instrument and of each declaration of trust supplemental hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. A copy of this instrument and of each supplemental declaration of trust shall be filed by the Trustees with the Massachusetts Secretary of State and the Boston City Clerk, as well as any other governmental office where such filing may from time to time be required. Headings are placed herein for convenience of reference only and in case of any conflict, the text of this instrument, rather than the headings shall control. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

(d)         (i)   Investment Advisory Contract dated November 6, 2003 between the Registrant and Fifth Third Asset Management Inc., including Amended Schedule A, is incorporated by reference to Exhibit (d)(i) to Registrant's Post-Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).

            (ii) Sub-Advisory Agreement for the Fifth Third International Equity Fund between Fifth Third Asset Management Inc. and Morgan Stanley Asset Management, Inc. dated April 30, 2001 (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7, 2003).

(e)         (i)   Amended and Restated Distribution Agreement of the

                  Registrant dated October 29, 2001 as amended and restated on July 1, 2003, including Amended Schedules A, B, C, D and E, is incorporated by reference to Exhibit (e)(i) to Registrant's Post-Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).

           (ii) Administrative Service Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on or about October 28,
                  1996).

                  (A) Amended Exhibit A to the Administrative Service Agreement dated November 30, 2002 (incorporated by reference to Registrant's Post-Effective Amendment No. 47 on Form N-1A filed on or about February 7,
                           2003).

(f)      Not applicable.

(g)         (i)   Custody Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-lA filed on or about November 28, 1997).

                  (A) Amended Exhibit B to Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30,
                           1997).

                  (B) Amendment dated May 18, 1999 to the Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

            (ii) Foreign Custody Agreement dated May 25, 1999 between Fifth Third Bank and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

                  (A) Foreign Custody Manager Agreement dated May 25, 1999 between the Registrant and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

                  (B) Foreign Custody Manager Letter Agreement dated May 25, 1999 between the Registrant and Fifth Third Bank (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

(h)         (i)   (A)      Form of Transfer Agency Agreement including Schedules

                           A, B, C, D and E is incorporated by reference to Exhibit (h)(i)(A) to Registrant's Post- Effective Amendment No. 53 on Form N-1A (filed November 22,
                           2004).

                  (B) Form of Accounting Services Agreement including Schedule A is incorporated by reference to Exhibit
                           (h)(i)(B) to Registrant's Post- Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).

                  (C) Form of Amendment to the Sub-Fund Accounting Agreement is incorporated by reference to Exhibit
                           (h)(i)(C) to Registrant's Post- Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).

            (ii) Management and Administration Agreement of the Registrant dated October 29, 2001 (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7, 2003).

                  (A) Amended Schedule A to the Management and Administration Agreement dated November 10, 2003 is incorporated by reference to Exhibit (h)(ii)(A) to Registrant's Post- Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).

            (iii) Sub-Administration Agreement, including Schedules A, B, and C, dated October 29, 2001 (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7, 2003).

            (iv) Sub-Transfer Agency Agreement including Schedules A, B, C, and D (incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed on or about May 7, 2003).

            (v) Form of Amended and Restated Shareholder Servicing Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 52 on Form N-1A filed November 21, 2003).

                  (A) Amended Schedule A to the Shareholder Servicing Plan is incorporated by reference to Exhibit (h)(v)(A) to Registrant's Post-Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).

            (vi) Form of Compliance Services Agreement including Schedule A is incorporated by reference to Exhibit (h)(v) to Registrant's Post-Effective Amendment No. 53 Form N-1A (filed November 22,
                  2004).

            (vii) Form of Services Agreement is incorporated by reference to
                  Exhibit (h)(viii) to Registrant's Post-Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).

(i)         Opinion of Ropes & Gray LLP is filed herewith.


(j)  (i)    Consent of Ropes & Gray LLP is filed herewith.

    (ii)    Consent of PricewaterhouseCoopers LLP


(k)         Not applicable.

(l) Initial Capital Understanding (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

(m)     (i)   Amended Rule l2b-1 Plan dated December 1, 1995 and amended
              March 24, 2004, including Exhibits A, B, C, and D, is incorporated by reference to Exhibit (m)(i) to Registrant's
              Post-Effective Amendment No. 53 on Form N-1A (filed November
              22, 2004).

        (ii) Combined Rule 12b-1 Agreement dated September 19, 2001 (incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A filed on or about September 13,
              2002).

                  (A) Form of Amended Exhibit A to the Combined Rule 12b-1 Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A filed on or about September 13, 2002).

                  (B) Form of Amended Combined Rule 12b-1 Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 52 on Form N-1A filed on or about November 21, 2003).

        (iii) Investment B Rule 12b-1 Plan dated April 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

                  (A) Amended Exhibit A to the Investment B Rule 12b-1 Plan is incorporated by reference to Exhibit (m)(iii)(A) to Registrant's Post-Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).


(n) Amended Multiple Class Plan dated March 30, 2005 including Schedule A is incorporated by reference to Exhibit (n) to Registrant's Post-Effective Amendment No. 54 on Form N-1A (filed June 2, 2005).


(p) (i) Amended Code of Ethics for Fifth Third Funds is incorporated by reference to Exhibit (p)(i) to Registrant's Post-Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).

(p) (ii) Amended Code of Ethics for Fifth Third Asset Management Inc. is incorporated by reference to Exhibit (p)(ii) to Registrant's Post-Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).

(p) (iii)Amended Code of Ethics for BISYS Fund Services is incorporated by reference to Exhibit (p)(iii) to Registrant's Post-Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).

(p) (iv) Amended Code of Ethics for Morgan Stanley Investment Management Inc.
         is incorporated by reference to Exhibit (p)(iv) to Registrant's Post-Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None

ITEM 25. INDEMNIFICATION

Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed September 27, 1991 (File Nos. 811-5669 and 33-24848).

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

FIFTH THIRD ASSET MANAGEMENT, INC.


Fifth Third Asset Management ("FTAM") serves as Registrant's investment adviser.

Set forth below are the names and principal businesses of the directors or officers of FTAM who are engaged in any other business, profession, vocation or employment of a substantial nature.

--------------------------------------------------------------------------------
NAME               POSITION WITH FIFTH THIRD ASSET   OTHER SUBSTANTIAL BUSINESS,
                   MANAGEMENT INC                    VOCATION, PROFESSION OR
                                                     EMPLOYMENT
--------------------------------------------------------------------------------
Scott Billeadeau   Portfolio Manager                 Director of Factset
                                                     Research Systems, Inc.

MORGAN STANLEY  INVESTMENT MANAGEMENT INC.

Morgan Stanley Investment Management Inc. ("MSIM") serves as the investment sub-adviser to the Fifth Third International Equity Fund.

Set forth below are the names and principal businesses of the directors or officers of MSIM who are engaged in any other business, profession, vocation, or employment of substantial nature.

--------------------------------------------------------------------------------
NAME            POSITION WITH MORGAN                 OTHER SUBSTANTIAL BUSINESS,
                STANLEY INVESTMENT MANAGEMENT        VOCATION, PROFESSION OR
                                                     EMPLOYMENT
--------------------------------------------------------------------------------

Mitchell M. Merin             Director       President and Chief Operating Officer of
                                             Morgan Stanley Investment Management Inc.;
                                             President, Director and Chief
                                             Executive Officer of Morgan Stanley
                                             Investment Advisors, Inc. and Morgan Stanley
                                             Services Company Inc.;  Chairman and
                                             Director of Morgan Stanley Distributors
                                             Inc.;  Chairman and Director of Morgan
                                             Stanley Trust; Director of various Morgan
                                             Stanley subsidiaries; President  of the
                                             Institutional Funds (since July 2003) and
                                             President of the  Retail Funds (since May
                                             1999); Trustee (since July 2003)
                                             and President (since December 2002) of the Van


                                       11

                                             Kampen Closed-End Funds; Trustee (since May
                                             1999) and President (since October 2002) of the
                                             Van Kampen Open-End Funds.
--------------------------------------------------------------------------------------------
Barry Fink                    Director       General Counsel (since May 2000) and
                                             Managing Director (since December 2000) of
                                             Morgan Stanley Investment Management;
                                             Managing Director (since December 2000),
                                             Secretary (since February 1997) and Director
                                             (since July 1998) of Morgan Stanley
                                             Investment Advisors Inc. and Morgan Stanley
                                             Services Company Inc.; Vice President of the
                                             Retail Funds; Assistant  Secretary of Morgan
                                             Stanley DW Inc.; Vice President of the
                                             Institutional Funds (since July 2003);
                                             Managing Director, Secretary and Director of
                                             Morgan Stanley Distributors Inc.; previously
                                             Secretary (February 1997- July 2003) and
                                             General Counsel of the Retail Funds; Vice
                                             President  and Assistant General Counsel of
                                             Morgan Stanley Investment Advisors Inc. and
                                             Morgan Stanley  Services Company Inc. (February
                                             1997- December 2001).
--------------------------------------------------------------------------------------------
Ronald E. Robison             Director       Principal Executive Officer-- Office of the
                                             Funds (since November 2003); Managing
                                             Director of Morgan Stanley & Co.
                                             Incorporated, Morgan Stanley Investment
                                             Management Inc. and Morgan Stanley; Managing
                                             Director, Chief Administrative Officer and
                                             Director of Morgan Stanley Investment
                                             Advisors Inc. and Morgan Stanley Services
                                             Company Inc.; Chief Executive Officer and
                                             Director of Morgan Stanley Trust; Managing
                                             Director and Director of Morgan Stanley
                                             Distributors Inc.; Executive Vice President and
                                             Principal Executive Officer of the
                                             Institutional Funds (since July 2003) and the
                                             Retail Funds (since April 2003); Director of
                                             Morgan Stanley SICAV (since May 2004);
                                             previously President and Director of the
                                             Institutional Funds (March 2001- July 2003) and
                                             Chief Global Operations Officer of Morgan
                                             Stanley Investment Management Inc.

ITEM 27. PRINCIPAL UNDERWRITERS


(a) Fifth Third Funds Distributor, Inc. formerly known as Kent Funds Distributor, acts as distributor and is located at 100 Summer Street, 15th Floor, Boston, Massachusetts 02110.


(b)      Directors, officers and partners of Fifth Third Funds Distributor, Inc.

         as of June 23, 2005, were as follows:


                                                                                     POSITIONS
                                                                                     AND
                                                           POSITIONS AND OFFICES     OFFICES
NAME AND PRINCIPAL BUSINESS ADDRESS                        WITH UNDERWRITER          WITH FUND
---------------------------------------------------------- ------------------------- ---------
BISYS Fund Services Incorporated                           Sole General Partner      None
3435 Stelzer Road Columbus, Ohio 43219
---------------------------------------------------------- ------------------------- ---------
William J. Tomko                                           President                 None
3435 Stelzer Road Columbus, OH 43219
---------------------------------------------------------- ------------------------- ---------
Edward S. Forman                                           Secretary and Director    None
90 Park Avenue New York, NY 10016
---------------------------------------------------------- ------------------------- ---------
Charles L. Booth                                           Vice President and        None
3435 Stelzer Road Columbus, Ohio 43219                     Assistant Compliance
                                                           Officer
---------------------------------------------------------- ------------------------- ---------
Richard F. Froio                                           Vice President and        None
100 Summer St. 15th Floor, Boston, Massachusetts 02110     Chief Compliance Officer
---------------------------------------------------------- ------------------------- ---------
James L. Fox                                               Director                  None
100 Summer Street, 15th Floor
Boston, MA 02110
---------------------------------------------------------- ------------------------- ---------
Stephen E.  Hoffman                                        Treasurer and Financial   None
3435 Stelzer Road                                          and Operations Principal
Columbus, OH 43219
---------------------------------------------------------- ------------------------- ---------


(c)      Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 through 3la-3 promulgated thereunder are maintained at one of the following locations:

Fifth Third Funds (Registrant)
3435 Stelzer Road
Columbus, Ohio 43219-3035

Fifth Third Asset Management Inc. (Advisor)
38 Fountain Square Plaza
Cincinnati, Ohio 45263

Fifth Third Bank (Custodian, Administrator, and Accountant)
38 Fountain Square Plaza
Cincinnati, Ohio 45263

BISYS Fund Services LP (Sub-administrator)
3435 Stelzer Road
Columbus, Ohio 43219-3035

Fifth Third Funds Distributor, Inc. (Distributor)
3435 Stelzer Road
Columbus, OH 43219

BISYS Fund Services Ohio, Inc. (Dividend Disbursing Agent and
   Sub-Fund Accountant)
3435 Stelzer Road
Columbus, Ohio 43219-3035

Morgan Stanley Dean Witter Investment Management Inc.
(Sub-Advisor to the Fifth Third International Equity Fund)
1221 Avenue of the Americas
New York, New York 10020

Ropes & Gray LLP
One Metro Center
700 12th Street N.W.
Suite 900
Washington, DC 20005-3948

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders, upon request and without charge.

Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees if requested to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant will stand ready to assist shareholder communications in connection with any meeting of shareholders as prescribed in Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 55 under the Securities Act and Post-Effective Amendment No. 56 under the 1940 Act to be signed on its behalf by the undersigned, duly authorized, in the City of Washington, District of Columbia, on the 29th of July, 2005.


                                                    FIFTH THIRD FUNDS

                                                    *BY: /s/ Bryan C. Haft
                                                         ---------------------
                                                    Bryan C. Haft, President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 55 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                         TITLE                             DATE


* /s/ Bryan C. Haft               President
 ----------------------           (Principal Executive Officer)    July 29, 2005
Bryan C. Haft

* /s/ Steven D. Pierce            Treasurer (Principal Financial   July 29, 2005
 ---------------------            and Accounting Officer)
Steven D. Pierce

* /s/ Edward Burke Carey          Chairman and Trustee             July 29, 2005
 -----------------------
Edward Burke Carey

* /s/ David J. Durham             Trustee                          July 29, 2005
 --------------------
David J. Durham

* /s/ J. Joseph Hale, Jr.         Trustee                          July 29, 2005
 -----------------------
J. Joseph Hale, Jr.

* /s/ John E. Jaymont             Trustee                          July 29, 2005
 --------------------
John E. Jaymont

* /s/ David J. Gruber             Trustee                          July 29, 2005
 --------------------
David J. Gruber


*By: /s/ Alyssa Albertelli
     ---------------------
     Alyssa Albertelli, as Attorney-in-fact pursuant to Powers of Attorney filed herewith

                                POWER OF ATTORNEY

     Bryan C. Haft, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Katherine Milin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  July 5, 2005


                                                  /s/ Bryan C. Haft
                                                  -----------------
                                                  Bryan C. Haft

                                POWER OF ATTORNEY

         Edward Burke Carey, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: June 21, 2000                        /s/ Edward Burke Carey
                                            ----------------------
                                            Edward Burke Carey

                                POWER OF ATTORNEY

         John E. Jaymont, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  October 4, 2001


                               /s/ John E. Jaymont
                               -------------------
                               John E. Jaymont

                                POWER OF ATTORNEY

         David J. Durham, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  August 13, 2001


                               /s/ David J. Durham
                               -------------------
                               David J. Durham

                                POWER OF ATTORNEY

         J. Joseph Hale, Jr., whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:  April 9, 2001


                             /s/ J. Joseph Hale, Jr.
                             -----------------------
                             J. Joseph Hale, Jr.

                                POWER OF ATTORNEY

         David J. Gruber, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Lisa N. Larkin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  November 6, 2003


                               /s/ David J. Gruber
                               -------------------
                               David J. Gruber

                                POWER OF ATTORNEY

         Steven D. Pierce, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Katherine Milin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  May 26, 2005

                               /s/ Steven D. Pierce
                               --------------------
                               Steven D. Pierce

                                  EXHIBIT INDEX

Exhibit (i)       Opinion of Ropes & Gray LLP

Exhibit (j)(i)    Consent of Ropes & Gray LLP

Exhibit (j)(ii)   Consent of PricewaterhouseCoopers LLP